UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21730

The Endowment TEI Fund, L.P.

(Exact name of registrant as specified in charter)

4265 SAN FELIPE, 8th FLOOR, HOUSTON, TX 77027

(Address of principal executive offices) (Zip code)

John A. Blaisdell The Endowment TEI Fund, L.P. 4265 San Felipe, 8th Floor Houston, TX 77027	With a copy to: George J. Zornada K & L Gates LLP State Street Financial Center One Lincoln St.
(Name and address of agent for service)	Boston, MA 02111-2950
(617) 261-3231

Registrant’s telephone number, including area code: 800-725-9456

Date of fiscal year end: 12/31/13

Date of reporting period: 6/30/13

Item 1. Reports to Stockholders.

THE ENDOWMENT TEI FUND, L.P.

THE ENDOWMENT FUND™

DEMOCRATIZING INVESTING

Shareholders' Report

JUNE 30, 2013

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2013

(Unaudited)

Assets
Investment in the Offshore TEI Fund, at fair value	$1,204,215,683
Receivable from the Offshore TEI Fund	65,500,000
Advanced contributions to the Offshore TEI Fund	15,004

Total assets	1,269,730,687

Liabilities and Partners' Capital
Contributions received in advance	15,004
Withdrawals payable	65,500,000
Servicing Fees payable	3,306,102
Payable to Adviser	250
Accounts payable and accrued expenses	498,495

Total liabilities	69,319,851

Partners’ capital	1,200,410,836

Total liabilities and partners’ capital	$1,269,730,687

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six months Ended June 30, 2013

(Unaudited)

Net investment loss allocated from the Offshore TEI Fund:
Dividend income	$1,451,340
Interest income	967,564
Dividend income from affiliated investments	1,178,952
Interest income from affiliated investments	7,957
Expenses	(10,767,372)

Net investment loss allocated from the Offshore TEI Fund	(7,161,559)

Expenses of the TEI Fund:
Servicing Fees	6,781,492
Professional fees	135,735
Other expenses	224,002

Total expenses of the TEI Fund	7,141,229

Net investment loss of the TEI Fund	(14,302,788)

Net realized and unrealized gain (loss) from investments allocated from the Offshore TEI Fund:
Net realized gain from investments	5,196,566
Change in unrealized appreciation/depreciation from investments	(23,402,911)

Net realized and unrealized loss from investments allocated from the Offshore TEI Fund	(18,206,345)

Net decrease in partners’ capital resulting from operations	$(32,509,133)

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2012 and

Six months Ended June 30, 2013 (Unaudited)

Partners’ capital at December 31, 2011	$1,788,456,035
Contributions	77,578,800
Withdrawals	(517,181,000)
Early repurchase fees	40,326
Net increase in partners’ capital resulting from operations:
Net investment loss	(33,692,743)
Net realized gain from investments	118,223,644
Change in unrealized appreciation/depreciation from investments	(63,558,025)

Net increase in partners’ capital resulting from operations	20,972,876

Partners’ capital at December 31, 2012	1,369,867,037

Contributions	10,544
Withdrawals	(136,957,612)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(14,302,788)
Net realized gain from investments	5,196,566
Change in unrealized appreciation/depreciation from investments	(23,402,911)

Net decrease in partners’ capital resulting from operations	(32,509,133)

Partners’ capital at June 30, 2013	$1,200,410,836

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2013

(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(32,509,133)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Net realized and unrealized loss from investments allocated from the Offshore TEI Fund	18,206,345
Net investment loss allocated from the Offshore TEI Fund	7,161,559
Contributions to the Offshore TEI Fund	(10,546)
Redemptions from the Offshore TEI Fund	144,259,395
Change in operating assets and liabilities:
Receivable from the Offshore TEI Fund	25,780,374
Advanced contributions to the Offshore TEI Fund	(15,004)
Servicing Fees payable	(276,634)
Payable to Adviser	250
Accounts payable and accrued expenses	115,831

Net cash provided by operating activities	162,712,437

Cash flows from financing activities:
Contributions	25,548
Withdrawals	(162,737,985)

Net cash used in financing activities	(162,712,437)

Net change in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$—

See accompanying notes to financial statements.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2013

(Unaudited)

(1) ORGANIZATION

The Endowment TEI Fund, L.P. (the “TEI Fund”), a Delaware limited partnership registered under the Investment Company Act of 1940, as amended (the “1940 Act”), commenced operations on March 17, 2005, as a non-diversified, closed-end management investment company. The TEI Fund was created to serve as a feeder fund for The Endowment (Offshore TEI) Fund, Ltd. (the “Offshore TEI Fund”), which in turn is a feeder fund for The Endowment Master Fund, L.P. (the “Master Fund”). For convenience, reference to the TEI Fund may include the Offshore TEI Fund and Master Fund, as the context requires.

The TEI Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The TEI Fund pursues its investment objective by investing substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, which has the same investment objectives as the Offshore TEI Fund and the TEI Fund. The Master Fund invests its assets in a variety of investment vehicles including but not limited to limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Master Fund’s financial statements, Schedule of Investments and Notes to Financial Statements, included elsewhere in this report, should be read in conjunction with this report. The Offshore TEI Fund serves solely as an intermediary for the TEI Fund’s investment in the Master Fund. The percentage of the Master Fund’s partnership interests indirectly owned by the TEI Fund on June 30, 2013, was 44.68%.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the TEI Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the TEI Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the TEI Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the TEI Fund, the Adviser, or any committee of the Board.

The Board is authorized to engage an investment adviser and it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the TEI Fund’s portfolio and operations, pursuant to an investment management agreement (the “Investment Management Agreement”). The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee, which is responsible for developing, implementing, and supervising the TEI Fund’s investment program subject to the ultimate supervision of the Board. In addition to investment advisory services, the Adviser also functions as the servicing agent of the TEI Fund (the “Servicing Agent”) and as such provides or procures investor services and administrative assistance for the TEI Fund. The Adviser can delegate all or a portion of its duties as Servicing Agent to other parties, who would in turn act as sub-servicing agents.

Under the TEI Fund’s organizational documents, the TEI Fund’s officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the TEI Fund. In the normal course of business, the TEI Fund enters into contracts with service providers, which also provide for indemnifications by the TEI Fund. The TEI Fund’s maximum exposure under these arrangements is unknown, as this would involve

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

any future potential claims that may be made against the TEI Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the TEI Fund and the results of its operations.

(b) CASH EQUIVALENTS

The TEI Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

The TEI Fund records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore TEI Fund.

Security transactions are accounted for on a trade date basis.

Investments that are held by the TEI Fund are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

(d) INVESTMENT VALUATION

The valuation of the TEI Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the TEI Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the TEI Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the TEI Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

The TEI Fund invests substantially all of its assets in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund. Investments in the Master Fund are recorded at fair value based on the TEI Fund’s proportional share of the Master Fund’s partners’ capital, through the Offshore TEI Fund. Valuation of the investments held by the Master Fund is discussed in the Master Fund’s Notes to Financial Statements, included elsewhere in this report.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(e) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(f) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Fund bears all expenses incurred in its business, directly or indirectly through its investment in the Master Fund (through the Offshore TEI Fund), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; offshore withholding taxes; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(g) INCOME TAXES

The TEI Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the TEI Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities.

For the current open tax year and for all major jurisdictions, management of the TEI Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the TEI Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the TEI Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2013, the TEI Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(h) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

(3) FAIR VALUE MEASUREMENTS

The TEI Fund records its investment in the Offshore TEI Fund, which in turn invests substantially all of its assets in the Master Fund, at fair value. Investments of the Master Fund are recorded at fair value as more fully discussed in the Master Fund’s Notes to Financial Statements included elsewhere in this report.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the TEI Fund will issue new Interests. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The TEI Fund issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The TEI Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the TEI Fund’s limited partnership agreement. The TEI Fund reserves the right to reject any applications for Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the TEI Fund, including allocations from the Master Fund (through the Offshore TEI Fund), are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the TEI Fund, including any net change in unrealized appreciation or depreciation from investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the TEI Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser, which also serves as the investment adviser of the Master Fund and Offshore TEI Fund, generally recommends to the Board that the TEI Fund offer to repurchase such Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. Since the TEI Fund’s assets are invested in the Master Fund (through the Offshore TEI Fund), the ability of the TEI Fund to have its Interests in the Master Fund be repurchased would be subject to the Master Fund’s and the Offshore TEI Fund’s repurchase policies. The Master Fund’s and Offshore TEI Fund’s repurchase policies are substantially similar to the TEI Fund’s repurchase policy as any tender offer by the Master Fund (through the Offshore TEI Fund) is subject to the sole discretion of the Board. In addition, the TEI Fund may determine not to conduct a repurchase offer each time the Master Fund and Offshore TEI Fund conduct a repurchase offer. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the TEI Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

As of June 30, 2013, all of the investments made by the TEI Fund were in the Master Fund (through the Offshore TEI Fund).

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the TEI Fund may invest either directly or through the Offshore TEI Fund and Master Fund may trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The TEI Fund’s risk of loss in these Investment Funds is limited to the TEI Fund’s pro rata share of the value of its investment in or commitment to such Investment Funds as held directly or through the Offshore TEI Fund and Master Fund. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Administrator also provides the TEI Fund, the Offshore TEI Fund and the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The fees for TEI Fund administration are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the TEI Fund.

(8) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund and the TEI Fund, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”) equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. So long as the TEI Fund invests all of its investable assets in the Offshore TEI Fund, which in turn invests all of its investable assets in the Master Fund, the TEI Fund will not pay the Adviser directly any Investment Management Fee; however, should the TEI Fund not have all of its investments in the Offshore TEI Fund, it may be charged the 1.00% Investment Management Fee directly. The TEI Fund’s partners bear an indirect portion of the Investment Management Fee paid by the Master Fund. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund and indirectly the TEI Fund as the fees reduce the capital accounts of the Master Fund’s partners.

(b) SERVICING FEE

In consideration for providing or procuring investor services and administrative assistance to the TEI Fund, the Adviser receives a servicing fee (the “Servicing Fee”) equal to 1.00% (on an annualized basis) of each partner’s capital account balance, calculated at the end of each month, payable quarterly in arrears.

The Adviser may engage one or more sub-servicing agents to provide some or all of the services. Compensation to any sub-servicing agent is paid by the Adviser. The Adviser or its affiliates also may pay a fee out of their own resources to sub-servicing agents.

For the six months ended June 30, 2013, $6,781,492 was incurred for Servicing Fees.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(c) PLACEMENT AGENTS

The TEI Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the TEI Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the TEI Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents.

(9) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
Net investment loss to average partners' capital[1]	(2.15)%	(2.08)%	(1.88)%	(1.81)%	(2.10)%	(2.82)%
Expenses to average partners' capital[1]	2.69%	2.76%	2.40%	2.08%	2.35%	3.18%
Portfolio turnover[2]	11.29%	20.88%	26.72%	26.71%	27.40%	29.19%
Total return[3,4]	(2.62)%	1.24%	(4.25)%	8.49%	13.68%	(24.71)%
Partners' capital, end of period (000s)	$1,200,411	$1,369,867	$1,788,456	$2,111,486	$1,930,428	$1,612,557

An investor's return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

1

Ratios are calculated by dividing the indicated amount by average partners' capital measured at the end of each month during the period. Ratios include allocations of net investment loss and expenses from the Offshore TEI Fund and Master Fund. These ratios have been annualized for periods less than twelve months.

2

The TEI Fund is invested exclusively in the Offshore TEI Fund which in turn is invested solely in the Master Fund, therefore this ratio reflects the portfolio turnover of the Master Fund, which is for the period indicated.

3	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.
4

Calculated including benefit of early repurchase fees in each applicable period. Had these early repurchase fees not been included as income for purposes of the total return calculation, the total return would have remained at 1.24% for 2012, (4.25)% for 2011, and 8.49% for 2010, but would have been 13.66% for 2009 and (24.72)% for 2008.

(10) SUBSEQUENT EVENTS

The TEI Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $15,004 for July 2013.

Based on the partners’ capital of the TEI Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $63.8 million be made for the quarter ending September 30, 2013 to those partners who elect

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the TEI Fund were notified of a tender offer with an August 21, 2013 expiration date (“Expiration Date”). As of this filing, the amount of partners’ Interests elected to tender was approximately $662.7 million. The Adviser, in its discretion, will pro rate the amount of tenders received up to the tender offer amount in accordance with the Registered Fund’s repurchase procedures. The final amount that is accepted by the Master Fund, and subsequently the TEI Fund, will appear in the next report to partners.

Management of the TEI Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2013.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2013

(Unaudited)

Directors and Officers

The TEI Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Fund who are responsible for the TEI Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The TEI Fund, the Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P., and The Endowment Institutional TEI Fund W., L.P. together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $38,000, paid quarterly, an annual Board meeting fee of $15,000, a fee of $1,250 per informal Board meeting, a fee of $1,250 per telephonic Board meeting, an annual fee of $4,000 for membership on each committee, an annual fee of $5,000 for the audit committee chairman and $2,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $7,500, paid quarterly, to the Lead Independent Director There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2013:

Asset Class[1]	Fair Value	%
Arbitrage Strategies	$278,160,866	13.21
Domestic Equity	77,108,377	3.66
Energy	222,151,380	10.55
Enhanced Fixed Income	222,119,651	10.55
Global Opportunistic	286,432,300	13.60
Health Care	113,187	0.01
International Equity	57,076,234	2.71
Natural Resources	34,740,903	1.65
Private Equity	685,319,192	32.52
Real Estate	201,992,911	9.59
Call Options Purchased	17,547,604	0.83
Money Market Funds	23,520,718	1.12

Total Investments	$2,106,283,323	100.00

1	The complete list of investments is included in the Schedule of Investments of the Master Fund, which is included elsewhere in this report.

Form N-Q Filings

The TEI Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The TEI Fund’s Form N-Q is available on the

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

Securities and Exchange Commission website at http://www.sec.gov. The TEI Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the TEI Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the TEI Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The TEI Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 15, 2013 (the “Meeting”), the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the TEI Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2013, the Independent Directors met in-person among themselves to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2013 and again at the Meeting, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors related to, among other things, portfolio management, the TEI Fund’s investment program, the Adviser’s staffing and training program, TEI Fund and Adviser compliance programs, TEI Fund performance (including benchmarks and comparisons to other funds), TEI Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates, the Adviser’s profitability, and any economies of scale employed by the Adviser. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, including service fee payments, as well as the information specifically prepared in connection with the renewal process. The Adviser received specific requests of the Independent Directors, and provided final responses to such requests in its materials presented at the Meeting. The Independent Directors also took into consideration the Adviser’s recent management changes and portfolio management adjustments. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors concluded that the Advisory Agreement continues to enable the TEI Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: management changes at the Adviser designed to increase TEI Fund performance, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality of investment management and related services, and that these services are appropriate in scope and extent in light of the TEI Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the TEI Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser was taking significant steps to address the TEI Fund’s disappointing investment performance on an absolute basis for the period, it being noted that the TEI Fund’s investment performance was similar to many other fund-of-funds for the period. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the TEI Fund’s investment objective, policies and strategies and competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the TEI Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the TEI Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the TEI Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the TEI Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of TEI Fund assets increase, the Board concluded that the management fees reflect the TEI Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the TEI Fund, planned changes in investment decision-making, and the competitive nature of the investment company market as relevant to the TEI Fund. The Board noted that the decrease in the TEI Fund’s assets, relative to steady expenses, results in expenses not spread over as large an asset pool. The Board noted that it would have the opportunity to periodically re-examine whether the TEI Fund

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the TEI Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the TEI Fund and investors therein, and are consistent with industry practice and the best interests of the TEI Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the TEI Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the TEI Fund in a professional manner that is consistent with the best interests of the TEI Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the TEI Fund.

THE ENDOWMENT TEI FUND, L.P.

(A Limited Partnership)

Privacy Policy

The TEI Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the TEI Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the TEI Fund’s service providers, including the TEI Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the TEI Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

This Page Intentionally Left Blank

the

ENDOWMENT FUND

The Endowment Master Fund, L.P.

Shareholders’ Report

June 30, 2013

(Unaudited)

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Assets, Liabilities and Partners’ Capital

June 30, 2013

(Unaudited)

Assets
Investments in Investment Funds, at fair value (cost $774,644,838)	$887,015,143
Investments in affiliated Investment Funds, at fair value (cost $1,101,649,152)	1,178,086,671
Investments in securities, at fair value (cost $23,566,923)	23,633,905
Investments in Derivative Contracts, at fair value (cost $24,991,550)	17,547,604

Total investments	2,106,283,323

Cash and cash equivalents	275,742,498
Deposits with brokers for futures contracts	127,489,735
Deposits with brokers for swap agreements	198,490,000
Unrealized gain on swap agreements	1,760,219
Unrealized appreciation on forward foreign currency exchange contracts	1,544,832
Premiums paid on credit default swap agreements	27,753,070
Interest and dividends receivable	45,061
Receivable from investments sold	115,348,007
Receivable from affiliated investments sold	15,192,585
Prepaids and other assets	340,055

Total assets	2,869,989,385

Liabilities and Partners’ Capital
Contributions received in advance	15,004
Withdrawals payable	146,509,458
Unrealized loss on swap agreements	9,492,978
Unrealized depreciation on forward foreign currency exchange contracts	4,019,321
Investment Management Fees payable	7,421,776
Offshore withholding tax payable	4,391,380
Administration fees payable	577,030
Payable to Adviser	17,935
Payable to Directors	121,500
Accounts payable and accrued expenses	1,226,978

Total liabilities	173,793,360

Partners’ capital	2,696,196,025

Total liabilities and partners’ capital	$2,869,989,385

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Investment Funds
Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies
Cayman Islands
Arbitrage Strategies (0.03% of Partners’ Capital)
Montrica Global Opportunities Fund, L.P.(1)	31,616	$896,090
Natural Resources (1.00% of Partners’ Capital)
Sentient Global Resources Fund III, L.P.(2)		21,500,000
Sentient Global Resources Fund IV, L.P.(2)		5,500,000
Private Equity (10.17% of Partners’ Capital)
ABRY Advanced Securities Fund, L.P.(2)		9,944,236
CX Partners Fund Limited(1)(2)		15,593,497
Gavea Investment Fund II A, L.P.		1,217,681
Gavea Investment Fund III A, L.P.		47,545,936
Hillcrest Fund, L.P.(2)(3)		12,302,134
India Asset Recovery Fund, L.P.(2)		278,430
J.C. Flowers III, L.P.(2)		10,617,854
LC Fund IV, L.P.(1)		21,477,499
New Horizon Capital III, L.P.(1)(2)		33,021,970
Northstar Equity Partners III Limited		5,407,104
Orchid Asia IV, L.P.(2)		12,938,092
Reservoir Capital Partners (Cayman), L.P.		12,893,213
Tiger Global Private Investment Partners IV, L.P.(2)		9,506,457
Tiger Global Private Investment Partners V, L.P.(2)		21,180,676
Tiger Global Private Investment Partners VI, L.P.(2)		9,223,909
Trustbridge Partners II, L.P.(1)		18,927,493
Trustbridge Partners III, L.P.(1)(2)		24,819,749
Trustbridge Partners IV, L.P.(2)		7,191,061
Real Estate (1.54% of Partners’ Capital)
Forum European Realty Income III, L.P.(1)		16,274,073
Phoenix Asia Real Estate Investments II, L.P.(1)(2)		11,888,642
Phoenix Real Estate Fund (T) L.P.		13,442,218

Total Cayman Islands		343,588,014

Guernsey
Private Equity (0.29% of Partners’ Capital)
Mid Europa Fund III L.P.(2)		7,785,407

Total Guernsey		7,785,407

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
Republic of Mauritius
Real Estate (0.09% of Partners’ Capital)
Orbis Real Estate Fund I(1)		$2,510,115

Total Republic of Mauritius		2,510,115

United Kingdom
Private Equity (0.62% of Partners’ Capital)
Darwin Private Equity I, L.P.		6,985,070
Sovereign Capital Limited Partnership III(1)		9,614,091
Real Estate (0.30% of Partners’ Capital)
Benson Elliott Real Estate Partners II, L.P.		2,105,013
Patron Capital L.P. II		593,762
Patron Capital L.P. III		5,520,956

Total United Kingdom		24,818,892

United States
Arbitrage Strategies (9.36% of Partners’ Capital)
Blue Mountain Credit Alternatives Fund, L.P.(1)		76,542,195
Citadel Wellington LLC		60,548,369
Eton Park Fund, L.P.		2,388,656
Investcorp Silverback Arbitrage Fund, LLC(3)		17,868,724
Kenmont Onshore Fund, L.P.(1)		231,353
King Street Capital, L.P.		1,039,753
Magnetar Capital Fund, L.P.(1)		9,939,402
Magnetar SPV, LLC (Series L)(3)		3,536,072
Millennium USA, L.P.		27,462,161
OZ Asia Domestic Partners, L.P.(2)		2,728,759
PIPE Equity Partners, L.L.C.(3)		14,706,468
PIPE Select Fund, L.L.C.(3)		33,274,186
Stark Investments Limited Partnership(2)		204,838
Stark Select Asset Fund, LLC		1,845,384
Domestic Equity (2.86% of Partners’ Capital)
CCM Small Cap Value Qualified Fund, L.P.(3)		5,370,932
HealthCor, L.P.		4,815,017
Hound Partners, L.P.(1)		46,161,734
Ithan Creek Partners, L.P.		17,158,596
Kior Shares Liquidating Capital Account		1,123,329
Samlyn Onshore Fund, L.P.		2,478,768
Energy (8.24% of Partners’ Capital)
ArcLight Energy Partners Fund IV, L.P.(2)		4,534,551

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Energy (8.24% of Partners’ Capital) (continued)
ArcLight Energy Partners Fund V, L.P.(2)		$3,075,113
CamCap Resources, L.P.		386,963
EnCap Energy Capital Fund VII-B, L.P.(2)		4,630,241
EnCap Energy Infrastructure TE Feeder, L.P.(1)(2)		6,103,587
Intervale Capital Fund, L.P.(1)(2)		14,142,279
Merit Energy Partners G, L.P.(2)		11,859,072
NGP Energy Technology Partners II, L.P.(2)		4,939,915
NGP IX Offshore Fund, L.P.(2)		30,395,000
NGP Midstream & Resources, L.P.(2)		49,450,270
Quantum Parallel Partners V, L.P.		20,786,979
Tenaska Power Fund II-A, L.P.(2)		16,719,469
The Energy & Minerals Group Fund II(2)		7,436,344
Velite Energy, L.P.(1)		47,691,597
Enhanced Fixed Income (8.24% of Partners’ Capital)
BDCM Partners I, L.P.(3)		43,503,691
Contrarian Capital Fund I, L.P.		34,318,984
Credit Distressed Blue Line Fund, L.P.(3)		18,726,628
Fortelus Special Situations Fund, L.P.(1)		5,048,310
Halcyon European Structured Opportunities Fund, L.P.(3)		100,818
Harbinger Capital Partners Fund I, L.P.(3)		28,713,312
Harbinger Capital Partners Fund II, L.P.		2,423,374
Harbinger Capital Partners Special Situations Fund, L.P.		3,233,030
Harbinger Class L Holdings (U.S.), LLC		255,844
Harbinger Class LS Holdings (U.S.) Trust	3,816	2,615,991
Harbinger Class PE Holdings (U.S.) Trust	12	1,764,708
Morgan Rio Capital Fund, L.P.(1)		12,859,970
Paulson Credit Opportunities, L.P.		5,172,044
Prospect Harbor Credit Partners, L.P.		2,654,109
Providence MBS Fund L.P.(1)		53,344,580
Q Funding III, L.P.(1)		5,628,931
Q4 Funding, L.P.(2)		1,755,328
Global Opportunistic (10.62% of Partners’ Capital)
Atlas Institutional Fund, LLC(1)		28,448,139
Falcon Edge Global, L.P.(1)		40,861,735
Hayman Capital Partners, L.P.(1)		63,951,361
Kepos Alpha Fund, L.P.(1)		108,795,530
Passport Global Strategies III, Ltd.(1)	2,244	1,108,374

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Global Opportunistic (10.62% of Partners’ Capital) (continued)
Senator Global Opportunity Fund L.P.		$12,098,618
Valiant Capital Partners, L.P.		7,300,517
Viking Global Equities, L.P.		23,868,028
International Equity (2.09% of Partners’ Capital)
Penta Asia Domestic Partners, L.P.		5,399,945
Steel Partners Japan Strategic Fund, L.P.		2,828,356
TAEF Fund, LLC		4,911,328
Tybourne Equity (U.S.) Fund(1)		43,223,860
Natural Resources (0.00% of Partners’ Capital)
Tocqueville Gold Partners, L.P.		24,472
Private Equity (14.35% of Partners’ Capital)
Accel-KKR Capital Partners III, L.P.		13,797,109
Advent Latin American Private Equity Fund IV-F, L.P.(2)		6,547,562
Advent Latin American Private Equity Fund V-F, L.P.		6,826,106
Audax Mezzanine Fund II, L.P.(2)		1,717,144
Audax Mezzanine Fund III, L.P.(2)		7,888,815
BDCM Opportunity Fund II, L.P.(2)		11,066,888
Black River Commodity Multi-Strategy Fund, LLC		682,856
Capital Royalty Partners, L.P.(2)		980,000
Catterton Growth Partners, L.P.(1)(2)		17,043,424
CEF-Safety Kleen Liquidating Account	8,665	162,773
Chrysalis Ventures III, L.P.		2,131,565
Crosslink Crossover Fund IV, L.P.		1,542,398
Crosslink Crossover Fund V, L.P.		6,614,752
Crosslink Crossover Fund VI, L.P.(1)		15,803,989
Dace Ventures I, L.P.(1)		1,600,832
Fairhaven Capital Partners, L.P.		7,487,109
Garrison Opportunity Fund II A, LLC		16,030,034
Garrison Opportunity Fund, LLC(1)		22,921,306
HealthCor Partners Fund, L.P.(1)		8,266,284
Highland Credit Strategies Liquidation Vehicle Onshore		2,353,823
Integral Capital Partners VIII, L.P.(1)		3,312,266
L-R Global Partners, L.P.		404,777
MatlinPatterson Global Opportunities Partners III, L.P.(2)		10,191,222
Middle East North Africa Opportunities Fund, L.P.(3)	5,089	1,190,469
Monomoy Capital Partners II, L.P.		4,372,860

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Private Equity (14.35% of Partners’ Capital) (continued)
Monomoy Capital Partners, L.P.		$3,331,784
Monsoon India Inflection Fund 2, L.P.		320,972
Monsoon India Inflection Fund, L.P.		178,345
Pine Brook Capital Partners, L.P.(2)		17,783,678
Pinto America Growth Fund, L.P.(2)		1,636,643
Private Equity Investment Fund IV, L.P.(1)(2)		5,550,576
Private Equity Investment Fund V, L.P.(1)(2)		40,994,621
Saints Capital VI, L.P.(1)(2)		18,760,001
Sanderling Venture Partners VI Co-Investment Fund, L.P.		1,470,969
Sanderling Venture Partners VI, L.P.		1,313,049
Sterling Capital Partners II, L.P.(2)		2,069,348
Sterling Group Partners II, L.P.		1,065,729
Sterling Group Partners III, L.P.		11,464,609
Strategic Value Global Opportunities Fund I-A, L.P.		2,165,288
Tenaya Capital V, L.P.		5,703,360
Tenaya Capital VI, L.P.		2,616,690
The Column Group, L.P.		14,057,000
The Founders Fund III, L.P.		14,790,744
The Founders Fund IV, L.P.		7,098,312
The Raptor Private Holdings, L.P.	2,495	1,304,656
Trivest Fund IV, L.P.(1)(2)		21,502,169
Tuckerbrook SB Global Distressed Fund I, L.P.(1)		5,859,969
VCFA Private Equity Partners IV, L.P.(2)		1,655,166
VCFA Venture Partners V, L.P.		5,970,417
Voyager Capital Fund III, L.P.		3,468,050
WestView Capital Partners II, L.P.(1)		23,779,123
Real Estate (4.92% of Partners’ Capital)
Aslan Realty Partners III, L.L.C.		465,300
Cypress Realty VI, L.P.		5,407,005
Florida Real Estate Value Fund, L.P.(1)(2)		7,593,001
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.(1)		26,719,246
Lone Star Real Estate Fund II (U.S.) L.P.		4,641,678
Monsoon Infrastructure & Realty Co-Invest, L.P.(1)		15,595,094
Northwood Real Estate Co-Investors L.P.(2)		6,282,393
Northwood Real Estate Partners L.P.(2)		11,533,881
Parmenter Realty Fund III, L.P.(2)		6,335,500
Parmenter Realty Fund IV, L.P.(1)(2)		5,928,392

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies (continued)
United States (continued)
Real Estate (4.92% of Partners’ Capital) (continued)
Pearlmark Mezzanine Realty Partners III, LLC(1)(2)		$14,212,925
Pennybacker II, L.P.(1)(2)		5,534,542
SBC Latin America Housing US Fund, L.P.(2)(3)		6,407,981
Square Mile Partners III L.P.(2)		15,983,770

Total United States		1,636,004,330

Total Limited Partnerships, Exempted Limited Partnerships and Limited Liability Companies		2,014,706,758	74.72%

Passive Foreign Investment Companies
Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies
Arbitrage Strategies (0.92% of Partners’ Capital)
CRC Credit Fund Ltd.(1)	107,250	24,150,995
Overseas CAP Partners, Inc.	113	797,461
International Equity (0.03% of Partners’ Capital)
Quorum Fund Limited.	11,875	712,745
Natural Resources (0.29% of Partners’ Capital)
Ospraie Special Opportunities (Offshore), Ltd.		7,716,431

Total Cayman Companies Limited by Shares, Exempted Companies and Limited Liability Companies		33,377,632

Total Passive Foreign Investment Companies		33,377,632	1.24%

Private Corporations
United States
Real Estate (0.63% of Partners’ Capital)
Legacy Partners Realty Fund II, Inc.		2,846,487
Legacy Partners Realty Fund III, Inc.		6,863,926
Net Lease Private REIT V, Inc.(2)		1,543,669
Net Lease Private REIT VI, Inc.(2)		1,809,006
Net Lease Private REIT VII, Inc.(1)(2)		1,977,168
Net Lease Private REIT VII-A, Inc.(1)(2)		1,977,168

Total Private Corporations		17,017,424	0.63%

Total Investments in Investment Funds (Cost $1,876,293,990)		2,065,101,814	76.59%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

	Shares	Fair Value	% of Partners’ Capital

Investments in Securities
Common Stock
United States
Healthcare ( 0.00% of Net Assets)
Pacira Pharmaceuticals, Inc.	3,903	$113,187

Total Common Stock		113,187	0.00%

Registered Investment Company
United States
Money Market Funds ( 0.88% of Net Assets)
JPMorgan 100% U.S. Treasury Securities Money Market Fund(2)	23,520,718	23,520,718

Total Registered Investment Company		23,520,718	0.88%

Total Investments in Securities (Cost $23,566,923)		23,633,905	0.88%

Derivative Contracts—Assets
Call Options Purchased
United States
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 5.50%, Expiration 05/01/19)	1,079,000,000	6,050,364
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 6.50%, Expiration 05/01/19)	1,350,000,000	4,966,093
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 5.62%, Expiration 05/02/19)	714,285,714	3,664,595
CMS 10 Year One Look Cap, 10 Year USD Swap Rate (Strike Rate 6.62%, Expiration 05/02/19)	877,192,983	2,866,552

Total Call Options Purchased		17,547,604	0.65%

Warrants Purchased
United States
Global Opportunistic ( 0.00% of Net Assets)
Bally Total Fitness Holdings Corp. Warrants Exp. Sep. 2014, Strike Price $20.00 USD	2	—

Total Warrants Purchased		—	0.00%

Total Derivative Contracts—Assets (Cost $24,991,550)		17,547,604	0.65%

Total Investments (Cost $1,924,852,463)		$2,106,283,323	78.12%

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

The Master Fund’s total outstanding capital commitments to Investment Funds as of June 30, 2013 were $366,407,905. For certain Investment Funds for which the Master Fund has a capital commitment, the Master Fund may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses.

All Investment Funds and securities are non-income producing unless noted otherwise.

Refer to Note 5, Investments in Portfolio Securities, for information regarding the liquidity of the Master Fund’s investments.

(1)	Affiliated investments (See Note 5c)
(2)	Income producing investment
(3)	Affiliated investments for which ownership exceeds 25%

Futures Contracts Purchased:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
ASX SPI 200 Index	September 2013	598	$65,186,609	$929,622
Brent Crude	August 2013	390	39,670,800	(260,810)
CAC40 10 Euro	July 2013	785	38,154,756	(800,798)
Cocoa	September 2013	1,834	39,687,760	(3,100,096)
Coffee ‘C’	September 2013	283	12,777,450	(27,402)
Corn	September 2013	2,226	60,908,925	(3,655,798)
Cotton No.2	December 2013	1,226	51,498,130	(672,559)
E-Mini S&P 500	September 2013	782	62,532,630	(1,237,523)
E-Mini S&P MidCap 400	September 2013	435	50,368,650	(713,243)
Euro BUXL 30-Year Bond	September 2013	1,451	242,746,102	(4,477,284)
FTSE 100 Index	September 2013	497	46,568,006	(573,840)
FTSE/JSE Top 40 Index	September 2013	1,507	53,115,073	(849,129)
FTSE/MIB Index	September 2013	291	28,901,541	(1,447,443)
Gas Oil	August 2013	404	35,440,900	638,878
Gasoline RBOB	August 2013	335	38,208,492	(1,336,781)
German Stock Index	September 2013	188	48,731,746	(1,109,937)
Gold 100 Oz	August 2013	24	2,936,880	(406,670)
Hang Seng China Enterprises Index	July 2013	465	27,711,261	1,167,546
Hang Seng Index	July 2013	399	53,320,554	2,513,897
Heating Oil	August 2013	326	39,142,690	(66,594)
IBEX 35 Index	July 2013	26	2,595,093	(112,168)
MSCI Taiwan Index	July 2013	1,775	49,611,250	1,791,807
Natural Gas	July 2013	1,747	62,280,550	(7,138,364)
OMXS30 Index	July 2013	3,138	53,860,845	(1,698,721)
Russell 2000 Mini Index	September 2013	912	88,892,640	(1,028,426)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

Futures Contracts Purchased, continued:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
S&P/Toronto Stock Exchange 60 Index	September 2013	426	$56,140,917	$(463,769)
SGX CNX Nifty Index	July 2013	2,914	33,959,756	1,343,286
Soybean	November 2013	1,108	69,360,800	(1,686,539)
Tokyo Price Index	September 2013	237	27,031,767	1,383,928
Ultra Long-Term U.S. Treasury Bond	September 2013	1,700	250,431,250	2,173,994
Wheat (CBT)	September 2013	1,574	51,764,925	(4,060,857)
WTI Crude	July 2013	335	32,347,600	728,761

			$1,815,886,348	$(24,253,032)

Futures Contracts Sold:
Description	Expiration Date	Number of Contracts	Notional Amount at Value	Unrealized Appreciation (Depreciation)
10 Year Australia Treasury Bond	September 2013	231	$25,004,427	$765,707
10 Year Japan Government Bond	September 2013	9	12,951,795	(1,337)
CBOE Volatility Index (VIX)	July 2013	128	2,310,400	(39,316)
Coffee ‘C’	September 2013	389	17,563,350	1,376,000
Copper	September 2013	932	71,239,750	1,025,532
Corn	September 2013	49	1,340,763	74,559
Cotton No.2	December 2013	27	1,134,135	11,751
E-Mini S&P 500	September 2013	438	35,024,670	690,941
E-Mini S&P MidCap 400	September 2013	19	2,200,010	30,922
FTSE/JSE Top 40 Index	September 2013	93	3,277,838	61,943
FTSE/MIB Index	September 2013	214	21,254,054	1,120,360
Gas Oil	August 2013	100	8,772,500	(147,729)
Gold 100 Oz	August 2013	105	12,848,850	2,496,129
Hang Seng China Enterprises Index	July 2013	95	5,661,440	(243,968)
IBEX 35 Index	July 2013	771	76,954,498	(151,761)
Lean Hogs	August 2013	2,361	92,031,780	(1,650,319)
Live Cattle	September 2013	2,341	114,264,210	(967,513)
MSCI Taiwan Index	July 2013	398	11,124,100	(407,381)
Silver	September 2013	367	35,727,450	3,495,394
Sugar #11	October 2013	3,332	63,142,733	(173,365)
Tokyo Price Index	September 2013	8	912,465	(46,829)
WTI Crude	July 2013	6	579,360	(12,738)

			$615,320,578	$7,306,982

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

Total Return Swap Agreements:
Underlying Instrument	Counterparty	Maturity Date	Notional Amount at Value	Unrealized Gain (Loss)
Long Position:
KOSPI 200 Index	Goldman Sachs	9/19/2013	$37,405,202	$(906,097)
Short Position:
KOSPI 200 Index	Goldman Sachs	9/19/2013	$20,874,858	$931,605

Credit Default Swap Agreements—Sell Protection:(a)

Underlying Instrument	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30 2013(b)	Notional Amount(c)	Value(d)	Upfront Premiums Paid (Received)	Unrealized Gain (Loss)
CDX Emerging Markets Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	12/20/17	3.25%	$46,494,262	$3,500,450	$6,160,490	$(2,660,040)
CDX Emerging Markets Index Swap Agreement with Goldman Sachs International; Series 19	5.00%	6/20/18	3.21%	143,807,175	11,778,926	16,500,513	(4,721,587)
CDX iTraxx Europe Crossover Index Swap Agreement with Goldman Sachs International; Series 18	5.00%	12/20/17	4.15%	44,902,194	2,053,234	1,978,592	74,642
CDX iTraxx Europe Crossover Index Swap Agreement with Goldman Sachs International; Series 19	5.00%	6/20/18	4.79%	12,109,867	172,811	484,427	(311,616)
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 19	5.00%	12/20/17	3.89%	40,606,991	1,751,289	1,230,899	520,390
CDX North America High Yield Index Swap Agreement with Goldman Sachs International; Series 20	5.00%	6/20/18	4.38%	25,435,903	738,093	1,398,149	(660,056)

					$19,994,803	$27,753,070	$(7,758,267)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

(a)

When a credit event occurs as defined under the terms of the swap agreement, the Master Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreement as of period end, serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential payment amount the Master Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

(d)	Value includes upfront payments paid (received) and unrealized gain (loss).

Forward Foreign Currency Exchange Contracts:

At June 30, 2013, the Master Fund’s open forward foreign currency exchange contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Contracts:
Australian Dollar	Goldman Sachs	7/15/13	3,311,426	$3,209,103	$3,024,165	$(184,938)
Brazilian Real	Goldman Sachs	7/15/13	3,471,512	1,610,163	1,550,735	(59,428)
British Pound	Goldman Sachs	7/15/13	8,601,846	13,266,627	13,079,473	(187,154)
Canadian Dollar	Goldman Sachs	7/15/13	4,614,895	4,378,458	4,387,722	9,264
Chilean Peso	Goldman Sachs	7/15/13	9,813,496,320	19,394,262	19,293,540	(100,722)
Czech Koruna	Goldman Sachs	7/15/13	106,853,468	5,422,933	5,350,785	(72,148)
Euro	Goldman Sachs	7/15/13	6,406,602	8,397,134	8,338,673	(58,461)
Hungarian Forint	Goldman Sachs	7/15/13	96,677,070	422,909	426,266	3,357
Indian Rupee	Goldman Sachs	7/15/13	990,660,560	17,444,278	16,627,520	(816,758)
Indonesian Rupiah	Goldman Sachs	7/15/13	59,037,744,000	5,922,133	5,943,271	21,138
Israeli New Shekel	Goldman Sachs	7/15/13	15,530,901	4,220,353	4,271,278	50,925
Japanese Yen	Goldman Sachs	7/16/13	732,139,861	7,509,127	7,383,896	(125,231)
Korean Won	Goldman Sachs	7/15/13	5,328,612,320	4,743,924	4,664,806	(79,118)
Malaysian Ringgit	Goldman Sachs	7/15/13	1,098,278	341,027	347,419	6,392
Mexican Peso	Goldman Sachs	7/15/13	207,967,718	16,169,159	16,031,581	(137,578)
New Zealand Dollar	Goldman Sachs	7/15/13	7,704,904	6,225,177	5,962,286	(262,891)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

Forward Foreign Currency Exchange Contracts, continued

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Long Contracts, continued:
Norwegian Krone	Goldman Sachs	7/15/13	11,933,041	$1,941,753	$1,964,197	$22,444
Philippine Peso	Goldman Sachs	7/15/13	317,366,672	7,568,964	7,347,982	(220,982)
Polish Zloty	Goldman Sachs	7/15/13	15,533,813	4,764,827	4,674,597	(90,230)
Russian Ruble	Goldman Sachs	7/15/13	490,804,753	15,328,068	14,904,507	(423,561)
Singapore Dollar	Goldman Sachs	7/15/13	2,878,906	2,253,547	2,272,124	18,577
South African Rand	Goldman Sachs	7/15/13	35,032,851	3,464,997	3,539,878	74,881
Swedish Krona	Goldman Sachs	7/15/13	899,890	132,786	134,234	1,448
Swiss Franc	Goldman Sachs	7/15/13	6,271,245	6,714,395	6,642,142	(72,253)
Taiwan Dollar	Goldman Sachs	7/15/13	74,262,058	2,459,009	2,478,707	19,698
Turkish Lira	Goldman Sachs	7/15/13	22,721,481	11,977,586	11,756,402	(221,184)

				$175,282,699	$172,398,186	$(2,884,513)

Short Contracts:
Australian Dollar	Goldman Sachs	7/15/13	1,327,462	$1,223,389	$1,212,307	$11,082
Brazilian Real	Goldman Sachs	7/15/13	1,418,330	626,886	633,572	(6,686)
British Pound	Goldman Sachs	7/15/13	23,415,630	35,975,773	35,604,461	371,312
Canadian Dollar	Goldman Sachs	7/15/13	12,211,834	11,787,484	11,610,692	176,792
Chilean Peso	Goldman Sachs	7/15/13	3,856,154,880	7,453,668	7,581,281	(127,613)
Czech Koruna	Goldman Sachs	7/15/13	288,498,447	14,684,097	14,446,823	237,274
Euro	Goldman Sachs	7/15/13	17,424,393	22,827,696	22,679,152	148,544
Hungarian Forint	Goldman Sachs	7/15/13	259,918,680	1,153,400	1,146,026	7,374
Indian Rupee	Goldman Sachs	7/15/13	404,231,790	6,717,045	6,784,738	(67,693)
Indonesian Rupiah	Goldman Sachs	7/15/13	22,452,368,000	2,169,311	2,260,257	(90,946)
Israeli New Shekel	Goldman Sachs	7/15/13	5,757,779	1,576,653	1,583,493	(6,840)
Japanese Yen	Goldman Sachs	7/16/13	2,016,234,689	20,318,802	20,334,459	(15,657)
Korean Won	Goldman Sachs	7/15/13	2,062,688,640	1,772,450	1,805,731	(33,281)
Malaysian Ringgit	Goldman Sachs	7/15/13	2,748,780	888,854	869,524	19,330
Mexican Peso	Goldman Sachs	7/15/13	83,899,429	6,242,982	6,467,545	(224,563)
New Zealand Dollar	Goldman Sachs	7/15/13	3,023,617	2,336,349	2,339,766	(3,417)
Norwegian Krone	Goldman Sachs	7/15/13	30,442,384	5,231,369	5,010,863	220,506
Philippine Peso	Goldman Sachs	7/15/13	127,259,637	2,885,706	2,946,439	(60,733)
Polish Zloty	Goldman Sachs	7/15/13	5,840,398	1,758,785	1,757,554	1,231
Russian Ruble	Goldman Sachs	7/15/13	193,970,168	5,861,897	5,890,387	(28,490)
Singapore Dollar	Goldman Sachs	7/15/13	7,521,693	6,022,172	5,936,358	85,814
South African Rand	Goldman Sachs	7/15/13	91,218,371	9,210,256	9,217,117	(6,861)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Schedule of Investments, continued

June 30, 2013

(Unaudited)

Forward Foreign Currency Exchange Contracts, continued

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation (Depreciation)
Short Contracts, continued:
Swedish Krona	Goldman Sachs	7/15/13	2,410,655	$368,607	$359,591	$9,016
Swiss Franc	Goldman Sachs	7/15/13	17,371,959	18,231,578	18,399,380	(167,802)
Taiwan Dollar	Goldman Sachs	7/15/13	195,470,704	6,552,823	6,524,390	28,433
Turkish Lira	Goldman Sachs	7/15/13	9,038,213	4,610,392	4,676,494	(66,102)

				$198,488,424	$198,078,400	$410,024

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Operations

Six Months Ended June 30, 2013

(Unaudited)

Investment income:
Dividend income	$3,247,411
Interest income	845,811
Dividend income from affiliated investments	2,637,242
Interest income from affiliated investments	17,796

Total investment income	6,748,260

Expenses:
Investment Management Fees	15,217,806
Administration fees	870,035
Professional fees	136,173
Custodian fees	113,538
Line of credit commitment fees	450,940
Directors fees	240,000
Interest expense	221,802
Offshore withholding tax expense	3,207,896
Other expenses	391,461

Total expenses	20,849,651

Net investment loss	(14,101,391)

Net realized and unrealized gain (loss) from investments:
Net realized gain from investments and foreign currency translations	102,261,537
Net realized loss from futures contracts	(51,873,729)
Net realized loss from swap contracts	(56,543,947)
Net realized loss from forward foreign currency exchange contracts	(4,378,749)
Net realized gain from redemptions in-kind	82,007
Net realized gain from affiliated investments	23,316,374
Change in unrealized appreciation/depreciation from investments	(52,398,670)

Net realized and unrealized loss from investments	(39,535,177)

Net decrease in partners’ capital resulting from operations	$(53,636,568)

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statements of Changes in Partners’ Capital

Year Ended December 31, 2012 and

Six Months Ended June 30, 2013 (Unaudited)

Partners’ capital at December 31, 2011	$4,301,278,858
Contributions	132,053,507
Withdrawals	(1,459,231,885)
Net increase in partners’ capital resulting from operations:
Net investment loss	(30,336,972)
Net realized gain from investments and foreign currency translations	236,860,829
Net realized gain from purchased option contracts	1,896,642
Net realized loss from futures contracts	(21,473,556)
Net realized loss from redemptions in-kind	(1,112,455)
Net realized gain from affiliated investments	56,413,884
Change in unrealized appreciation/depreciation from investments	(144,614,669)

Net increase in partners’ capital resulting from operations	97,633,703

Partners’ capital at December 31, 2012	3,071,734,183

Contributions	448,112
Withdrawals	(322,349,702)
Net decrease in partners’ capital resulting from operations:
Net investment loss	(14,101,391)
Net realized gain from investments and foreign currency translations	102,261,537
Net realized loss from futures contracts	(51,873,729)
Net realized loss from swap contracts	(56,543,947)
Net realized loss from forward foreign currency exchange contracts	(4,378,749)
Net realized gain from redemptions in-kind	82,007
Net realized gain from affiliated investments	23,316,374
Change in unrealized appreciation/depreciation from investments	(52,398,670)

Net decrease in partners’ capital resulting from operations	(53,636,568)

Partners’ capital at June 30, 2013	$2,696,196,025

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Statement of Cash Flows

Six Months Ended June 30, 2013

(Unaudited)

Cash flows from operating activities:
Net decrease in partners’ capital resulting from operations	$(53,636,568)
Adjustments to reconcile net decrease in partners’ capital resulting from operations to net cash provided by operating activities:
Purchases of investments	(1,327,998,434)
Proceeds from disposition of investments	2,319,930,761
Premiums paid on credit default swap agreements	(27,753,070)
Net realized gain from investments and foreign currency translations	(103,072,599)
Net realized gain from redemptions in-kind	(82,007)
Net realized gain from affiliated investments	(23,316,374)
Change in unrealized appreciation/depreciation from investments	38,802,497
Change in unrealized appreciation/depreciation from swap agreements	7,732,759
Change in unrealized appreciation/depreciation from forward currency exchange contracts	2,474,489
Change in operating assets and liabilities:
Deposits with brokers for futures contracts	(79,393,378)
Deposits with brokers for swap agreements	(198,490,000)
Interest and dividends receivable	(14,776)
Dividends receivable from affiliated investments	78,786
Receivable from investments sold	39,567,817
Receivable from affiliated investments sold	9,845,982
Prepaids and other assets	(193,400)
Investment Management Fees payable	(610,611)
Offshore withholding tax payable	481,386
Administration fees payable	275,257
Payable to Adviser	(7,017)
Payable to Directors	8,125
Accounts payable and accrued expenses	(384,474)

Net cash provided by operating activities	604,245,151

Cash flows from financing activities:
Contributions	463,116
Withdrawals	(388,342,503)

Net cash used in financing activities	(387,879,387)

Net change in cash and cash equivalents	216,365,764
Cash and cash equivalents at beginning of period	59,376,734

Cash and cash equivalents at end of period	$275,742,498

Supplemental schedule of cash activity:
Cash paid for offshore withholding taxes	$2,726,510
Cash paid for interest	169,016
Supplemental schedule of noncash activity:
Redemptions in-kind (Cost $484,754)	$566,761

See accompanying notes to financial statements.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements

June 30, 2013

(Unaudited)

(1) ORGANIZATION

The Endowment Master Fund, L.P. (the “Master Fund”) a Delaware limited partnership, commenced operations on April 1, 2003. The Master Fund operated as an unregistered investment vehicle until March 10, 2004, at which time it registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Master Fund is the master fund in a master-feeder structure in which there are currently nine feeder funds.

The Master Fund’s investment objective is to preserve capital and to generate consistent long-term appreciation and returns across a market cycle (which is estimated to be five to seven years). The Master Fund is primarily a “fund of funds” which pursues its investment objective by investing its assets in a variety of investment vehicles including, but not limited to, limited partnerships, limited liability companies, offshore corporations and other foreign investment vehicles (collectively, the “Investment Funds”), registered investment companies (including exchange-traded funds) and direct investments in marketable securities and derivative instruments. The Investment Funds are managed by a carefully selected group of investment managers, identified by the Adviser, as hereinafter defined. The various styles and strategies employed by the Investment Funds and supplemented by the Master Fund’s direct investments, serve to achieve a portfolio that is broadly allocated.

The Endowment Fund GP, L.P., a Delaware limited partnership, serves as the general partner of the Master Fund (the “General Partner”). To the fullest extent permitted by applicable law, the General Partner has irrevocably delegated to a board of directors (the “Board” and each member a “Director”) its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct, and operation of the Master Fund’s business. A majority of the members of the Board are independent of the General Partner and its management. To the extent permitted by applicable law, the Board may delegate any of its rights, powers and authority to, among others, the officers of the Master Fund, the Adviser, as hereinafter defined, or any committee of the Board.

The Board is authorized to engage an investment adviser, and pursuant to an investment management agreement, (the “Investment Management Agreement”), it has selected Endowment Advisers, L.P. (the “Adviser”), to manage the Master Fund’s portfolio and operations. The Adviser is a Delaware limited partnership that is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Under the Investment Management Agreement, the Adviser is responsible for the establishment of an investment committee (the “Investment Committee”), which is responsible for developing, implementing, and supervising the Master Fund’s investment program subject to the ultimate supervision of the Board.

Under the Master Fund’s organizational documents, the Master Fund’s Directors and officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In the normal course of business, the Master Fund enters into contracts with service providers, which also provide for indemnifications by the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Fund. However, based on experience, the General Partner expects that risk of loss to be remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(a) BASIS OF ACCOUNTING

These financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The accompanying financial statements reflect the financial position of the Master Fund and the results of its operations.

(b) CASH EQUIVALENTS

The Master Fund considers all unpledged temporary cash investments with a maturity date at the time of purchase of three months or less to be cash equivalents.

(c) INVESTMENT SECURITIES TRANSACTIONS

Security transactions are accounted for on a trade date basis. Realized gains or losses on the disposition of investments are accounted for based on the first in first out (“FIFO”) method.

Investments that are held by the Master Fund, including those that have been sold short, are marked to fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.

Dividend income is recorded on the ex-dividend date. Other investment fund distributions are recorded based on the detail provided within the distribution notice, as applicable.

(d) INVESTMENT VALUATION

The valuation of the Master Fund’s investments is determined as of the close of business at the end of each reporting period, generally monthly. The valuation of the Master Fund’s investments is calculated by Citi Fund Services Ohio, Inc., the Master Fund’s independent administrator (the “Administrator”).

The Board has formed a valuation committee (the “Board Valuation Committee”) that is responsible for overseeing the Master Fund’s valuation policies, making recommendations to the Board on valuation-related matters, and overseeing implementation by the Adviser of such valuation policies.

The Board has authorized the Adviser to establish a valuation committee of the Adviser (the “Adviser Valuation Committee”). The function of the Adviser Valuation Committee, subject to the oversight of the Board Valuation Committee and the Board, is generally to review valuation methodologies, valuation determinations, and any information provided to the Adviser Valuation Committee by the Adviser or the Administrator.

Investments currently held by the Master Fund are valued as follows:

•

INVESTMENT FUNDS—Investments in Investment Funds are carried at fair value, using the net asset value (the “NAV”) as a practical expedient, as provided to the Administrator by the investment managers of such Investment Funds or the administrators of such Investment Funds. These Investment Funds value their underlying investments in accordance with policies established by such Investment Funds. Prior to investing in any Investment Fund, the Adviser Valuation Committee, as part of the due

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

diligence process, conducts a review of the valuation methodologies employed by the Investment Fund to determine whether such methods are appropriate for the asset types. All of the Master Fund’s valuations utilize financial information supplied by each Investment Fund and are net of management and estimated performance incentive fees or allocations payable to the Investment Funds’ managers pursuant to the Investment Funds’ agreements. Generally, Investment Funds in which the Master Fund invests will use market value when available, and otherwise will use principles of fair value applied in good faith. The Adviser Valuation Committee will consider whether it is appropriate, in light of the relevant circumstances, to value interests at NAV as reported by an Investment Fund for valuation purposes, or whether to adjust such reported value to reflect an adjusted fair value. Because of the inherent uncertainty of valuation, fair value may differ significantly from the value that would have been used had readily available markets for the investments in Investment Funds existed. The Master Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Funds. Investment Funds are typically categorized as Level 2 or 3 in the fair value hierarchy based upon liquidity.

•

SECURITIES LISTED ON A SECURITIES EXCHANGE OR OVER-THE-COUNTER EXCHANGES—In general, the Master Fund values securities at their last sales price on the exchange or over-the-counter market on the valuation date. If the security is listed on more than one exchange, the Master Fund uses the price from the exchange that it considers to be the principal exchange the security is traded. If there have been no sales for that day on the exchange where the security is principally traded, then the price of the security will be the mean of the closing “bid” and “ask” prices on the valuation day on the relevant exchange. In these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Securities traded on a foreign securities exchange will generally be valued at their closing prices on the exchange where such securities are primarily traded and translated into U.S. dollars at the current exchange rate. If an event occurred between the close of the foreign exchange and the valuation date of the Master Fund’s net asset value that would materially affect the value of the security and the net asset value of the Master Fund, the value of such security and the net asset value of the Master Fund will be adjusted to reflect the change in the estimated value of the security. Such fair valued securities are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the securities.

•

DERIVATIVES—Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Board. Exchange traded futures contracts are valued using quoted final settlement prices from the national exchange on which they are principally traded and are typically categorized as Level 1 in the fair value hierarchy. Options that are listed on a securities exchange are generally valued at the closing “bid” and “ask” prices for options held long and short, respectively on the date of valuation and are typically categorized as Level 1 in the fair value hierarchy. If no such bid or ask price is reported by such exchange on the valuation date, the Adviser Valuation Committee and/or the Board Valuation Committee will determine the fair value in good faith using information that is available at such time. Such fair valued options are typically categorized as Level 2 in the fair value hierarchy, based upon the inputs used to value the options.

•

OTHER—Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of the day NAV per share and are categorized as Level 1 in the fair value hierarchy. Where no value is readily available from an Investment Fund or other security or where a value supplied by an Investment Fund is deemed not to be indicative of the Investment Fund’s value,

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

the Adviser Valuation Committee and/or the Board Valuation Committee, in consultation with the Administrator or the Adviser will determine, in good faith, the fair value of the Investment Fund or security. Such fair valued investments are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based upon the inputs used to value the investments.

Fixed-income securities are valued according to prices as furnished by an independent pricing service or broker/dealer quotes and are typically categorized as Level 2 in the fair value hierarchy.

•

SECURITIES NOT ACTIVELY TRADED—The value of securities, derivatives or synthetic securities that are not actively traded on an exchange are determined by obtaining quotes from brokers that normally deal in such securities or by an unaffiliated pricing service that may use actual trade data or procedures using market indices, matrices, yield curves, specific trading characteristics of certain groups of securities, pricing models or a combination of these procedures. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Securities for which independent pricing services are not available are valued pursuant to the fair valuation procedures approved by the Board and are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

(e) FOREIGN CURRENCY

The accounting records of the Master Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollar amounts at current exchange rates on the date of valuation. Purchases and sales of investments denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate on the respective dates of such transactions.

(f) DERIVATIVE INSTRUMENTS

All open derivative positions at period-end are reflected in the Master Fund’s Schedule of Investments. In addition to the derivatives held by the Master Fund, the Investment Funds may have directly engaged in derivative transactions during the period. The following is a description of the derivative instruments that the Master Fund utilizes as part of its investment strategy, including the primary underlying risk exposures related to each instrument type.

OPTIONS—The Master Fund invests in options contracts to speculate on the price movements of a financial instrument or for use as an economic hedge against certain positions held in the Master Fund’s portfolio. Options contracts purchased give the Master Fund the right, but not the obligation, to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. Options contracts written obligate the Master Fund to buy or sell the underlying instrument for a specified price upon exercise at any time during the option period. When the Master Fund writes an options contract, an amount equal to the premium received by the Master Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option contract written.

FUTURES CONTRACTS—The Master Fund invests in futures contracts as part of its strategy to manage exposure to interest rate, equity and market price movements, and commodity prices. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, the Master Fund is required to pledge to the broker an amount of cash and/or

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin”, are made or received by the Master Fund, depending on fluctuations in the value of the underlying asset. The underlying assets are not physically delivered. The Master Fund recognizes a gain or loss equal to the variation margin. Should market conditions move unexpectedly, the Master Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves, to varying degrees, elements of market risk (generally equity price risk related to stock index or equity futures contracts, interest rate risk related to bond futures contracts, and commodity price risk related to commodity futures contracts) and exposure to loss. The face or contract amounts reflect the extent of the total exposure the Master Fund has in the particular classes of instruments. Among other risks, the use of futures contracts may cause the Master Fund to have imperfect correlation due to differences between movements in the price of the futures contracts and the market value of the underlying securities and the possibility of an illiquid market for a futures contract. With futures contracts, there is minimal counterparty risk to the Master Fund since the futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures against default.

SWAP AGREEMENTS—The Master Fund invests in swap agreements, primarily credit default and total return swap agreements, as a part of its hedging strategy to manage credit and market risks. During the six months ended June 30, 2013, the Master Fund invested in credit default and total return swap agreements.

A credit default swap agreement gives one party (the buyer) the right to recoup the economic value of a decline in the value of debt securities of the reference issuer if a credit event (a downgrade, bankruptcy or default) occurs. This value is obtained by delivering a debt security of the reference issuer to the party in return for a previously agreed upon payment from the other party (frequently, the par value of the debt security) or receipt of a net amount equal to the par value of the defaulted reference entity less its recovery value. The Master Fund is usually a net seller of credit default swap agreements.

The Master Fund as a seller of a credit default swap agreement would have the right to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default or other credit event by the reference issuer with respect to its debt obligations. In return, the Master Fund would receive from the counterparty a periodic stream of payments over the term of the agreement provided that no event of default or other credit event has occurred. If no default or other credit event occurs, the Master Fund would keep the stream of payments and would have no further obligations to the counterparty. As a seller, the Master Fund would be subject to investment exposure on the notional amount of the swap agreement.

A total return swap agreement is a bilateral financial contract agreement where one party (the payer) agrees to pay the other (the receiver) the total return on a specified asset or index in exchange for a fixed or floating rate of return. A total return swap agreement allows the receiver or payer to derive the economic benefit of owning or having short exposure to an asset without owning or shorting the underlying asset directly. The receiver is entitled to the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. In return, the payer is entitled to an amount equal to a fixed or floating rate of interest (e.g., a LIBOR based rate) on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments, less any dividends or interest. The amounts to which each party is entitled are normally netted against each other, at periodic settlement dates, resulting in a single amount that is either due to or from each party.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

In addition to being exposed to the credit risk of the underlying reference entity, swap agreements are subject to counterparty risk, market risk and interest rate risk. Swap agreements utilized by the Master Fund may not perform as expected. Risks may arise as a result of the failure of the counterparty (Protection Seller) to perform under the agreement. The loss incurred by the failure of a counterparty is generally limited to the market value and premium amounts recorded. The Master Fund considers the creditworthiness of each counterparty to a swap agreement in evaluating potential credit risk. Additionally, risks may arise from the unanticipated movements in interest rates or in the value of the underlying reference securities. The Master Fund may use various techniques to minimize credit risk including early termination or reset and payment. Collateral, in the form of cash, is held in broker segregated accounts for swap agreements.

During the six months ended June 30, 2013, the Master Fund’s direct investments in derivatives consisted of the purchase and sale of call option contracts, the purchase and sale of futures contracts and the purchase and sale of total return and credit default swap agreements. Investment Funds in which the Master Fund invests may also purchase and sell derivative instruments and other financial instruments.

The following is a summary of the fair value of derivative instruments held directly by the Master Fund as of June 30, 2013. These derivatives are presented in the Schedule of Investments.

	Assets				Liabilities
	Total Fair Value	Unrealized Appreciation on Futures Contracts	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	Unrealized Depreciation on Futures Contracts	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Foreign Currency Exchange Contracts
Equity Risk Exposure:
Futures Contracts	$—	$11,698,498	$—	$—	$11,588,498	$—	$—
Total Return Swap Agreements	—	—	1,165,187	—	—	1,139,679	—
Commodity Risk Exposure:
Futures Contracts	—	10,752,529	—	—	26,269,659	—	—
Interest Rate Risk Exposure:
Futures Contracts	—	2,939,701	—	—	4,478,621	—	—
Call Options Purchased	17,547,604	—	—	—	—	—	—
Credit Risk Exposure:
Credit Default Swap Agreements	—	—	595,032	—	—	8,353,299	—
Foreign Exchange Rate Exposure:
Forward Foreign Currency Exchange Contracts	—	—	—	1,544,832	—	—	4,019,321

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

The following is a summary of the effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2013:

	Realized Gain (Loss) from Derivatives	Change in Unrealized Appreciation/Depreciation from Derivatives
Equity Risk Exposure:
Futures Contracts	$18,476,284	$1,180,383
Total Return Swap Agreements	(627,620)	25,508
Commodity Risk Exposure:
Futures Contracts	(26,387,043)	(9,816,498)
Interest Rate Risk Exposure:
Futures Contracts	(43,962,970)	5,184,092
Interest Rate Swap Agreements	(63,750,306)	—
Call Options Purchased	—	5,555,531
Credit Risk Exposure:
Credit Default Swap Agreements	7,833,979	(7,758,267)
Foreign Exchange Rate Exposure:
Forward Foreign Currency Exchange Contracts	(4,378,749)	(2,474,489)

In January 2013, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” (“ASU 2013-01”) which amended Accounting Standards Codification Subtopic 210-20, Balance Sheet Offsetting. ASU 2013-01 clarified the scope of ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities” (“ASU 2011-11”). ASU 2011-11 requires an entity to disclose information about offsetting and related arrangements to enable users of that entity’s financial statements to understand the effect of those arrangements on its financial position. The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2013-01 clarifies the scope of ASU 2011-11 as applying to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset either in accordance with other requirements of GAAP or subject to an enforceable master netting arrangement or similar agreement. The guidance in ASU 2013-01 and ASU 2011-11 is effective for interim and annual periods beginning on or after January 1, 2013, with retrospective disclosure required for comparative periods presented.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

The following table provides additional disclosures regarding the offsetting of derivative assets presented in the Statement of Assets, Liabilities and Partners’ Capital:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Received
Futures Contracts	$—	$—	$—	$—	$—	$—
Swap Agreements	1,760,219	—	1,760,219	—	—	1,760,219
Forward Foreign Currency Exchange Contracts	1,544,832	—	1,544,832	—	—	1,544,832

The following table provides additional disclosures regarding the offsetting of derivative liabilities presented in the Statement of Assets, Liabilities and Partners’ Capital:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Cash Collateral Pledged
Futures Contracts	$—	$—	$—	$—	$—	$—
Swap Agreements	9,492,978	—	9,492,978	—	9,492,978	—
Forward Foreign Currency Exchange Contracts	4,019,321	—	4,019,321	—	—	4,019,321

The monthly average fair value of options purchased was $15,124,634 for the six months ended June 30, 2013. The following is a summary of the average monthly notional value of futures contracts purchased, futures contracts sold, swap agreements and forward foreign currency exchange contracts in the Master Fund for the six months ended June 30, 2013, as well as the notional amount of futures contracts, swap agreements and forward foreign currency exchange contracts outstanding as of June 30, 2013:

	Monthly Average Notional Amount	Notional Amount Outstanding at June 30, 2013
Futures contracts sold	$383,172,750	$615,320,578
Futures contracts purchased	2,201,063,701	1,815,886,348
Credit default swap agreements	389,400,572	313,356,392
Total return swap agreements	48,261,354	58,280,060
Forward foreign currency exchange contracts	159,228,341	373,771,123

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(g) INVESTMENT INCOME

For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes. Interest income is recorded as earned on the accrual basis and includes amortization of premiums or accretion of discounts.

(h) FUND EXPENSES

Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Fund bears all expenses incurred in its business including, but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund’s account; legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Fund’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; offering costs; expenses of meetings of the partners; directors fees; all costs with respect to communications to partners; transfer taxes, offshore withholding taxes and taxes withheld on non-U.S. dividends; interest and commitment fees on loans and debit balances; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a twelve-month period or less from the date they are incurred.

(i) INCOME TAXES

The Master Fund is organized and operates as a limited partnership and is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual partners. Accordingly, no provision for income taxes has been made in the Master Fund’s financial statements. Investments in foreign securities may result in foreign taxes being withheld by the issuer of such securities. For U.S. offshore withholding tax, the Master Fund may serve as withholding agent for its offshore feeder funds.

For the current open tax year and for all major jurisdictions, management of the Master Fund has evaluated the tax positions taken or expected to be taken in the course of preparing the Master Fund’s tax returns to determine whether the tax positions will “more-likely-than-not” be sustained by the Master Fund upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Fund would be recorded as a tax benefit or expense in the current period. For the six months ended June 30, 2013, the Master Fund did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expense are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) are subject to examination by tax authorities.

(j) USE OF ESTIMATES

The preparation of the financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences may be significant.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(3) FAIR VALUE MEASUREMENTS

The Master Fund defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions.

The inputs used to determine the fair value of the Master Fund’s investments are summarized in the three broad levels listed below:

•	Level 1—unadjusted quoted prices in active markets for identical assets

•	Level 2—investments with other significant observable inputs or investments that can be fully redeemed at the NAV in the “near term”

•

Level 3—investments with significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the NAV in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than quarterly (or monthly for underlying investments where the Master Fund owns more than 25% of the Investment Fund’s total net assets).

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Master Fund establishes valuation processes and procedures to ensure that the valuation techniques for investments categorized within Level 3 of the fair value hierarchy are fair, consistent, and appropriate. The Adviser is responsible for developing the Master Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies. The Board Valuation Committee has authorized the Adviser to oversee the implementation of the Board approved valuation procedures by the Administrator. The Adviser Valuation Committee is comprised of various Master Fund personnel, which include members from the Master Fund’s portfolio management and operations groups. The Adviser Valuation Committee meets monthly or as needed, to determine the valuations of the Master Fund’s Level 3 investments. The valuations are required to be supported by market data, industry accepted third party valuation models, or other methods the Adviser Valuation Committee deems to be appropriate, including the use of internal proprietary valuation models.

The following is a summary categorization, as of June 30, 2013, of the Master Fund’s investments based on the level of inputs utilized in determining the value of such investments:

	Level 1		Level 2		Level 3	Total
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Investment Funds
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$—	$—	$63,976,778	$—	$189,235,632	$253,212,410	$—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

	Level 1		Level 2		Level 3	Total
	Investments	Other Financial Instruments^	Investments	Other Financial Instruments^	Investments	Investments	Other Financial Instruments^
Domestic Equity	$—	$—	$—	$—	$77,108,377	$77,108,377	$—
Energy	—	—	47,691,597	—	174,459,783	222,151,380	—
Enhanced Fixed Income	—	—	61,046,999	—	161,072,652	222,119,651	—
Global Opportunistic	—	—	117,375,901	—	169,056,399	286,432,300	—
International Equity	—	—	4,911,328	—	51,452,161	56,363,489	—
Natural Resources	—	—	—	—	27,024,472	27,024,472	—
Private Equity	—	—	—	—	685,319,192	685,319,192	—
Real Estate	—	—	—	—	184,975,487	184,975,487	—
Passive Foreign Investment Companies
Arbitrage Strategies	—	—	797,461	—	24,150,995	24,948,456	—
International Equity	—	—	—	—	712,745	712,745	—
Natural Resources	—	—	—	—	7,716,431	7,716,431	—
Private Corporations
Real Estate	—	—	—	—	17,017,424	17,017,424	—
Investment Securities
Common Stocks
Health Care	113,187	—	—	—	—	113,187	—
Registered Investment Companies
Money Market Funds	23,520,718	—	—	—	—	23,520,718	—
Derivative Instruments
Call Options Purchased	—	—	17,547,604	—	—	17,547,604	—
Warrants Purchased
Global Opportunistic	—	—	—	—	—	—	—
Futures Contracts	—	(16,946,050)	—	—	—	—	(16,946,050)
Total Return Swap Agreements	—	—	—	25,508	—	—	25,508
Forward Foreign Currency Exchange Contracts	—	—	—	(2,474,489)	—	—	(2,474,489)
Credit Default Swap Agreements	—	—	—	(7,758,267)	—	—	(7,758,267)

Total	$23,633,905	$(16,946,050)	$313,347,668	$(10,207,248)	$1,769,301,750	$2,106,283,323	$(27,153,298)

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Investments as Investments in Securities, such as futures contracts, swap agreements and forward foreign currency exchange contracts. These financial instruments are generally recorded in the financial statements at the unrealized gain or loss on the financial instrument.

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 or Level 2 investments.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

The following table is a summary of quantitative information about significant unobservable valuation inputs approved by the Adviser Valuation Committee for Level 3 Fair Value Measurements for investments held as of June 30, 2013:

	Fair Value as of June 30, 2013	Valuation Technique	Liquidity of Investments	Adjustments To NAV**
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$189,235,632	NAV as Practical Expedient*	Quarterly or Greater	None
Domestic Equity	77,108,377	NAV as Practical Expedient *	Quarterly or Greater	None
Energy	174,459,783	NAV as Practical Expedient *	N/A	None
Enhanced Fixed Income	161,072,652	NAV as Practical Expedient *	Quarterly or Greater	None
Global Opportunistic	169,056,399	NAV as Practical Expedient *	Monthly or Greater	None
International Equity	51,452,161	NAV as Practical Expedient *	Quarterly or Greater	None
Natural Resources	27,024,472	NAV as Practical Expedient *	N/A	None
Private Equity	685,319,192	NAV as Practical Expedient *	N/A	None
Real Estate	184,975,487	NAV as Practical Expedient *	N/A	None
Passive Foreign Investment Companies
Arbitrage Strategies	24,150,995	NAV as Practical Expedient *	N/A	None
International Equity	712,745	NAV as Practical Expedient *	N/A	None
Natural Resources	7,716,431	NAV as Practical Expedient *	N/A	None
Private Corporations
Real Estate	17,017,424	NAV as Practical Expedient *	N/A	None

Total Investments	$1,769,301,750

*	Unobservable valuation input.
**

Amounts represent adjustments, if any, made to NAV provided by the investment manager or administrator of the Investment Funds. Adjustments to the practical expedient NAV may be made under certain circumstances including, but not limited to, the following: the practical expedient NAV received is not as of the Master Fund’s measurement date; it is probable that the Investment Fund will be sold at a value significantly different than the reported expedient NAV; it is determined by the Board Valuation Committee that the Investment Fund is not being valued at fair value by the Investment Fund manager.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

The Master Fund discloses transfers between levels based on valuations at the end of the reporting period. Transfers that occurred between Levels 2 and 3 during the six months ended June 30, 2013, based on levels assigned to Investments on December 31, 2012, are included in the table below. The following is a reconciliation of Level 3 investments based upon the inputs used to determine fair value:

	Investments
	Balance as of December 31, 2012	Transfers In*	Gross Purchases	Gross Sales**	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Balance as of June 30, 2013
Investments
Limited Partnerships, Exempted Limited
Partnerships and Limited Liability Companies
Arbitrage Strategies	$125,266,503	$—	$75,000,000	$(12,815,262)	$(2,120,281)	$3,904,672	$189,235,632
Domestic Equity	89,660,048	—	5,120	(17,605,375)	(4,607,483)	9,656,067	77,108,377
Energy	159,143,681	—	12,357,378	(9,639,882)	5,411,223	7,187,383	174,459,783
Enhanced Fixed Income	199,052,762	34,318,984	10,220,979	(90,390,512)	17,607,552	(9,737,113)	161,072,652
Global Opportunistic	274,309,743	—	125,322,404	(222,605,984)	70,997,314	(78,967,078)	169,056,399
International Equity	49,713,569	—	—	(859,184)	(1,726,574)	4,324,350	51,452,161
Natural Resources	29,024,662	—	743,986	(1,546,445)	626,986	(1,824,717)	27,024,472
Private Equity	681,514,504	—	29,284,697	(56,888,555)	14,443,243	16,965,303	685,319,192
Real Estate	185,296,050	—	11,770,677	(19,127,215)	2,287,232	4,748,743	184,975,487
Passive Foreign Investment Companies
Arbitrage Strategies	32,253,834	—	—	(8,641,279)	2,142,650	(1,604,210)	24,150,995
International Equity	819,194	—	—	(99,507)	37,515	(44,457)	712,745
Natural Resources	8,910,279	—	—	(251,975)	45,844	(987,717)	7,716,431
Private Equity	3,000,000	—	—	(3,750,000)	(6,250,000)	7,000,000	—
Private Corporations
Real Estate	19,111,732	—	344,743	(1,853,720)	—	(585,331)	17,017,424

Total Investments	$1,857,076,561	$34,318,984	$265,049,984	$(446,074,895)	$98,895,221	$(39,964,105)	$1,769,301,750

*	Transfers from Level 2 to Level 3 in the fair value hierarchy generally relate to liquidity provisions of the Investment Funds.
**	Includes Return of Capital and Capital Gain Distributions.

The net realized gain (loss) and change in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations. The change in unrealized appreciation/depreciation from Level 3 investments held at June 30, 2013, is $(31,005,830).

The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value. For an investment that does not have a readily determinable fair value, the Master Fund uses the NAV reported by the Investment Fund as a practical expedient, without further adjustments, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the reported NAV is adjusted to reflect any significant events that would materially affect the value of the security and the NAV of the Master Fund as of the valuation date.

Certain Investment Funds in which the Master Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, early redemption fees. Other than Investment Funds that are self-liquidating, such as Private Equity and some Energy, Natural Resources and Real Estate Funds, the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

Investment Funds in which the Master Fund invests have withdrawal rights ranging from monthly to annually, after a notice period, usually for a period of up to two years from the date of the initial investment or an additional investment. A listing of the investments held by the Master Fund and their attributes as of June 30, 2013, that may qualify for this valuation approach is shown in the table below.

Investment Category	Investment Strategy	Fair Value (in 000s)	Unfunded Commitments (in 000s)	Remaining Life *	Redemption Frequency*	Notice Period (in Days)*	Redemption Restrictions and Terms*
Arbitrage Strategies(a)	Investments in a variety of securities with the intent of profiting from relative changes in the price of a set of securities, currencies or commodities.	$278,161	N/A	N/A	Quarterly	30-90	0-2 years; up to 9% early redemption fee
Domestic Equity(b)	Investments in equity securities issued by U.S. companies.	77,108	N/A	N/A	Quarterly	45-120	0-3 years; up to 5% early redemption fee; possible 20% investor level gate
Energy(c)	Investments in securities issued by companies in the energy sector.	222,151	$86,850	up to 15 years	N/A	N/A	0-15 years
Enhanced Fixed Income(d)	Investments in non- traditional fixed income securities.	222,120	N/A	N/A	Quarterly	30-120	0-3 years; up to 6% early redemption fee; possible 8% investor level gate
Global Opportunistic(e)	Investments in a variety of global markets across all security types.	286,432	N/A	N/A	Quarterly	45-90	0-3 years; up to 6% early redemption fee; possible 25% investor level gate
International Equity(f)	Investments in equity securities issued by foreign companies.	57,076	N/A	N/A	Quarterly	60	0-2 years; up to 2% early redemption fee; possible 25% investor level gate
Natural Resources(g)	Investments with exposure to non-energy natural resources.	34,741	9,212	up to 10 years	N/A	N/A	0-10 years
Private Equity(h)	Investments in nonpublic companies.	685,320	214,434	up to 10 years	N/A	N/A	0-10 years
Real Estate(i)	Investments in REITs, private partnerships, and various real estate related mortgage securities.	201,993	55,912	up to 10 years	N/A	N/A	0-10 years

		$2,065,102	$366,408

*

The information summarized in the table above represents the general terms for the specified asset class. Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole. In addition, most Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.

(a)

This category includes Investment Funds that invest using two primary Styles (Event-Driven and Relative Value). Event-Driven strategies typically will include investments in common and preferred equities and

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

various types of debt (often based on the probability that a particular event will occur). These may include distressed or Special Situations investments (securities of companies that are experiencing difficult business situations). Relative Value strategies may include long and short positions in common and preferred equity, convertible securities, and various forms of senior and junior (typically unsecured) debt. Investments under this style may also include index options, options on futures contracts, and other derivatives.

(b)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by U.S. companies. These securities will typically trade on one of the major U.S. stock exchanges. Investment Funds in this category may include long/short funds, mutual funds and exchange-traded funds.

(c)

This category includes Investment Funds that invest primarily in publicly-traded securities issued by companies in the energy sector, private investments in energy-related assets or companies, and futures in energy commodity markets. The Investment Funds include private funds which may hold long/ short equities, commodity trading advisers (“CTAs”) trading contracts on energy related commodities, mutual funds or exchange-traded funds, and private partnerships with private investments in their portfolios.

(d)

This category includes Investment Funds that invest primarily in the following sectors: secured leveraged loans, high yield bonds, distressed debt, structured credit, and global debt (typically less efficient areas of the global fixed income markets than traditional fixed income strategies). Generally these sectors may be heavily weighted to certain industries such as telecom and technology with lower credit rating ranges (including leveraged buyouts), may include distressed debt strategies and may include restricted securities and securities that may not be registered for which a market may not be readily available.

(e)

This category includes Investment Funds that invest in global markets and across all security types including equities, fixed income, derivatives, commodities, currencies, futures, and exchange-traded funds. Investment Funds in this category are typically private funds and may include global long/short equity funds, global macro funds, and CTA’s.

(f)

This category includes Investment Funds that invest primarily in publicly-traded equity securities issued by foreign companies or securities issued on U.S. stock exchanges that represent ownership of a foreign corporation. Investment Funds in this category may include long/ short funds, mutual funds, and exchange-traded funds.

(g)

This category includes Investment Funds that invest primarily in assets with exposure to non-energy natural resources, including gold and other precious metals, industrial metals, and agricultural commodities. The Investment Funds may include private funds invested in long/ short equities; CTA’s trading contracts on agricultural commodities, mutual funds and exchange-traded funds, and private partnerships with private investments in their portfolios.

(h)

This category includes private equity funds that invest primarily in non-publicly traded companies in need of capital. These Investment Funds may vary widely as to sector, size, stage, duration, and liquidity. Certain of these Investment Funds may also focus on the secondary market, buying interests in existing private equity funds, often at a discount.

(i)

This category includes Investment Funds that invest in registered investment companies or managers that invest in real estate trusts (commonly known as “REITs”) and private partnerships that make investments in income producing properties, raw land held for development or appreciation, and various types of mortgage loans and common or preferred stock whose operations involve real estate.

(4) PARTNERS’ CAPITAL ACCOUNTS

(a) ISSUANCE OF INTERESTS

Upon receipt from an eligible investor of an initial or additional application for interests (the “Interests”), which will generally be accepted as of the first day of each month, the Master Fund will issue new Interests. The Interests have not been registered under the Securities Act, or the securities laws of any state. The Master Fund

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

issues Interests only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act. No public market exists for the Interests, and none is expected to develop. The Master Fund is not required, and does not intend, to hold annual meetings of its partners. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Fund’s limited partnership agreement. The Master Fund reserves the right to reject any applications for subscription of Interests.

(b) ALLOCATION OF PROFITS AND LOSSES

For each fiscal period, generally monthly, net profits or net losses of the Master Fund are allocated among and credited to or debited against the capital accounts of all partners as of the last day of each fiscal period in accordance with the partners’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the partners’ capital of the Master Fund, including any change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or net losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.

(c) REPURCHASE OF INTERESTS

A partner will not be eligible to have the Master Fund repurchase all or any portion of an Interest at the partner’s discretion at any time. The Adviser generally recommends to the Board that the Master Fund offer to repurchase Interests each calendar quarter, pursuant to written tenders by partners.

The Board retains the sole discretion to accept or reject the recommendation of the Adviser and to determine the amount of Interests, if any, that will be purchased in any tender offer that it does approve. In the event Interests are repurchased, there will be a substantial period of time between the date as of which partners must accept the Master Fund’s offer to repurchase their Interests and the date they can expect to receive payment for their Interests from the Master Fund.

(5) INVESTMENTS IN PORTFOLIO SECURITIES

(a) INVESTMENT ACTIVITY

As of June 30, 2013, the Master Fund held investments in Investment Funds, securities and other derivatives. The agreements related to investments in Investment Funds provide for compensation to the Investment Funds’ managers/general partners or advisers in the form of management fees of up to 3.0% annually of monthly average net assets. In addition, many Investment Funds also provide for performance incentive fees/allocations of up to 30% of an Investment Fund’s net profits, although it is possible that such ranges may be exceeded for certain investment managers. These management fees and incentive fees are in addition to the management fees charged by the Master Fund.

For the six months ended June 30, 2013, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $257,767,685 and $965,940,355, respectively.

The cost of the Master Fund’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from such investments. The allocated taxable income is generally reported to the Master Fund by its underlying investments on Schedules K-1, Forms 1099 or PFIC statements, or a combination thereof.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

The underlying investments generally do not provide the Master Fund with tax reporting information until well after year end, and as a result, the Master Fund is unable to calculate the year end tax cost of its investments until well after year end. The Master Fund’s book cost as of June 30, 2013, was $1,924,852,463, resulting in accumulated net unrealized appreciation of $181,430,860 consisting of $365,607,011 in gross unrealized appreciation and $184,176,151 in gross unrealized depreciation.

During the six months ended June 30, 2013, certain investments were received through a transfer in-kind in connection with the redemption of certain investments. The fair value of these investments transferred-in-kind, related cost and realized gain (loss) were as follows:

Investments Redeemed	Fair Value	Cost	Realized Gain (Loss) on Transfers In-Kind	Investments Received
Passport II, L.P.	$566,761	$484,754	$82,007	Passport Global Strategies III, Ltd.

	$566,761	$484,754	$82,007

(b) INVESTMENT FUND LIQUIDITY

Certain Investment Funds in which the Master Fund invests have restrictions on liquidity which may result in limitations or restrictions on redemptions including, but not limited to, lock-ups, notice periods and early redemption fees. The Master Fund’s investments are grouped in three categories of liquidity, as determined by the Adviser. To better manage the Master Fund’s liquidity, the Adviser has also structured the portfolio’s capital into the liquidity categories listed below. The categories and percent of investments in each are as follows at June 30, 2013:

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Withdrawal Rights
Category 1 Assets(a)	10.00%-100.00% (b)	53.9%	Securities and derivatives activity or Investment Funds that settle three business days after trade date (“T+3”) and that have at least quarterly withdrawal rights and not more than a one-year lock-up period remaining.
Category 2 Assets(c)	0.00%-100.00% (b)	5.6%	Investment Funds that allow for periodic withdrawals at the time of investment but do not meet the qualifications for Category 1 Assets due to frequency of redemptions allowed or extended lock-up periods remaining.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

Liquidity Categories*	Total Percentage of Capital Invested Allowed, per Category	Percentage of Investments, per Category	Withdrawal Rights
Category 3 Assets(d)	0.00%-25.00%(b)	40.5%**	Investment Funds that are self-liquidating (e.g., private equity funds), or that otherwise fail to meet the definition of Category 1 or 2 Assets. Also includes Investment Funds that only make distributions as the underlying portfolio’s assets or investments are liquidated (i.e., the investor in such Investment Funds does not have the right to request withdrawals on any specified periodic basis).

100.00%

*	The expiration or implementation of lock-up periods on Master Fund investments in an Investment Fund could result in such investments moving from one liquidity category to another.
**

If at the end of any calendar quarter the Master Fund is not in compliance with the weighting of Category 3 Assets, the Master Fund will endeavor to bring its portfolio back into compliance with these requirements, taking into consideration the best interests of all investors, and during such time will not commit any additional capital to Category 3 Assets. During such time, the Master Fund may fund existing capital commitments to Investment Funds comprising Category 3 Assets. The Master Fund’s portfolio currently is above the desired weighting in Category 3 Assets. The Master Fund is currently funding existing capital commitments to Investment Funds comprising Category 3 Assets, but is not currently committing additional capital to Category 3 Assets.

(a)

Category 1 Assets are defined as cash, money market funds, and exchange-traded securities including, but not limited to equities, bonds, notes, mutual funds, ETFs, options (including OTC), and derivatives. Investment Funds with investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments may be included in this category as long as they have at least quarterly withdrawal rights with a year or less lockup remaining.

(b)

The Master Fund may not have less than 10% of its capital invested in cash and securities with T+3 liquidity, which are included in Category 1 Assets, or more than 25% of its capital invested in Category 3 Assets, with all remaining capital invested in Category 1 Assets or Category 2 Assets.

(c)

Category 2 Assets also may have investor-level gates, fund-level gates, redemption fees and/or penalties, sidepockets and/or special purpose vehicles housing less liquid investments. Sidepockets and/or special purpose vehicles (and any similar interest or investments, including certain types of distributions in-kind) remaining upon redemption from an Investment Fund categorized as Category 1 Assets or Category 2 Assets (collectively, “Residual Interests”), shall also each be conclusively deemed to be Category 2 Assets unless the Adviser reasonably concludes that the majority of such Residual Interests will not become liquid within three years, in which case the Adviser will categorize such Residual Interests as Category 3 Assets.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(d)

Category 3 Assets may include, without limitation, private equity funds, real estate funds, or natural resources or energy funds that only make distributions when an investment is monetized or generates cash flow through distributions, dividends, etc. This category will be calculated as the lesser of: (a) the amount of called and invested capital or (b) the fair value of the interests in such Investment Funds. Any standard and customary audit hold-backs which remain after redeeming from an Investment Fund included in Category 1 Assets or Category 2 Assets will be classified as Category 1 Assets. Any other holdings which remain (e.g., “sidepockets” and/or other Residual Interests) will be classified as Category 2 Assets if the Adviser reasonably concludes that the majority of such holdings will become liquid within three years; otherwise, such holdings will be classified as Category 3 Assets.

(c) AFFILIATED INVESTMENT FUNDS

At June 30, 2013, the Master Fund’s investments in certain Investment Funds were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Fund owns 5% or more of the Investment Funds’ total net assets. The activity resulting from investments in these Investment Funds, including interest and dividend income as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Funds (including activity during the six months ended June 30, 2013) is shown below:

				For the Period 1/1/2013 through 6/30/2013					Fair Value 6/30/2013	For the Period 1/1/2013 through 6/30/2013
Investment Funds	Shares 12/31/2012	Shares 6/30/2013	Fair Value 12/31/2012	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation		Interest/ Dividend Income
Atlas Institutional Fund, LLC			$27,572,983	$—	$—	$—	$—	$875,156	$28,448,139	$—
BDCM Partners I, L.P.			52,228,921	—	7,628,476	(19,322,706)	1,739,209	1,229,790	43,503,690	—
Blue Mountain Credit Alternatives Fund, L.P.			—	—	75,000,000	—	—	1,542,195	76,542,195	—
Catterton Growth Partners, L.P.			13,358,969	—	357,538	—	—	3,326,917	17,043,424	—
CCM Small Cap Value Qualified Fund, L.P.			15,016,101	—	—	(7,721,715)	(6,343,837)	4,420,384	5,370,933	—
CRC Credit Fund Ltd.	113,729	107,250	32,253,833	—	—	(8,641,279)	2,142,650	(1,604,209)	24,150,995	—
Credit Distressed Blue Line Fund, L.P.			23,635,066	—	—	—	—	(4,908,438)	18,726,628	—
CX Partners Fund Limited			13,201,649	—	3,961,910	—	—	(1,570,062)	15,593,497	—
Dace Ventures I, L.P.			1,633,643	—	90,760	—	—	(123,571)	1,600,832	—
Encap Energy Infrastructure TE Feeder, L.P.			5,883,315	—	500,985	(469,527)	447,426	(258,612)	6,103,587	60,962
Falcon Edge Global, L.P.			50,076,564	—	—	(13,620,579)	1,123,961	3,281,789	40,861,735	—
Florida Real Estate Value Fund, L.P.			8,267,040	—	—	(2,729,257)	283,907	1,771,311	7,593,001	—
Fortelus Special Situations Fund, L.P.			8,370,867	—	—	(3,182,044)	(915,899)	775,386	5,048,310	—
Forum European Realty Income III, L.P.			14,498,808	—	982,666	—	—	792,599	16,274,073	—
Garrison Opportunity Fund, LLC			23,376,632	—	—	(2,254,545)	—	1,799,219	22,921,306	—
GTIS Brazil Real Estate Fund (Brazilian Real), L.P.			23,955,679	—	—	—	—	2,763,567	26,719,246	—

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

				For the Period 1/1/2013 through 6/30/2013					Fair Value 6/30/2013	For the Period 1/1/2013 through 6/30/2013
Investment Funds	Shares 12/31/2012	Shares 6/30/2013	Fair Value 12/31/2012	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation		Interest/ Dividend Income
Halcyon European Structured Opportunities Fund, L.P.			$313,229	$—	$—	$(116,230)	$(249,754)	$153,573	$100,818	$—
Harbinger Capital Partners Fund I, L.P.			26,663,600	—	—	—	—	2,049,712	28,713,312	—
Hayman Capital Partners, L.P.			57,552,275	—	—	—	—	6,399,085	63,951,360	—
HealthCor Partners Fund, L.P.			8,386,656	—	77,741	(1,402,374)	757,000	447,261	8,266,284	—
Hillcrest Fund, L.P.			11,037,970	—	—	—	—	1,264,164	12,302,134	—
Hound Partners, L.P.			40,528,040	—	—	—	—	5,633,694	46,161,734	—
Integral Capital Partners VIII, L.P.			3,142,555	—	—	—	—	169,711	3,312,266	—
Intervale Capital Fund, L.P.			12,192,477	—	135,096	(493,261)	493,261	1,814,706	14,142,279	234,937
Investcorp Silverback Arbitrage Fund, LLC			17,607,743	—	—	—	—	260,981	17,868,724	—
Kenmont Onshore Fund, L.P.			213,776	—	—	—	—	17,577	231,353	—
Kepos Alpha Fund, L.P.			—	—	125,000,000	—	—	(16,204,471)	108,795,529	—
LC Fund IV, L.P.			25,438,063	—	221,678	—	—	(4,182,242)	21,477,499	—
Magnetar Capital Fund, L.P.			8,869,901	—	—	—	—	1,069,501	9,939,402	—
Magnetar SPV, LLC (Series L)			13,008,600	—	—	(9,407,746)	679,832	(744,614)	3,536,072	—
Middle East North Africa Opportunities Fund, L.P.	5,089	5,089	1,516,120	—	—	—	—	(325,651)	1,190,469	—
Monsoon Infrastructure & Realty Co-Investors, L.P.			16,036,064	—	748,752	—	—	(1,189,722)	15,595,094	—
Montrica Global Opportunities Fund, L.P.	33,558	31,616	1,709,302	—	—	(148,288)	(45,836)	(619,088)	896,090	—
Morgan Rio Capital Fund, L.P.**			26,137,821	—	—	(15,000,000)	4,726,990	(3,004,841)	12,859,970	—
Net Lease Private REIT VII, Inc.			2,849,373	—	—	(872,205)	—	—	1,977,168	77,284
Net Lease Private REIT VII-A, Inc.			2,849,373	—	—	(872,205)	—	—	1,977,168	77,284
New Horizon Capital III, L.P.			30,360,563	—	419,983	(353,012)	82,101	2,512,335	33,021,970	70,526
Orbis Real Estate Fund I			2,988,770	—	22,338	(205,022)	—	(295,971)	2,510,115	—
Parmenter Realty Fund IV, L.P.			4,066,506	—	1,502,353	—	—	359,533	5,928,392	92,276
Passport Global Strategies III, Ltd.	1,211	2,244	751,847	566,761	—	—	—	(210,234)	1,108,374	—
Pearlmark Mezzanine Realty Partners III, LLC			16,113,000	—	703,235	(2,372,889)	—	(230,421)	14,212,925	659,812
Pennybacker II, L.P.			3,726,729	—	1,628,528	(381,847)	5,993	555,139	5,534,542	128,046
Phoenix Asia Real Estate Investments II, L.P.			13,837,318	—	652,997	(4,505,515)	1,372,792	531,050	11,888,642	12,071
PIPE Equity Partners, L.L.C.			18,231,147	—	—	(2,038,718)	(2,767,201)	1,281,240	14,706,468	—
PIPE Select Fund, L.L.C.			34,326,724	—	—	(726,549)	21,454	(347,443)	33,274,186	—
Private Equity Investment Fund IV, L.P.			5,783,277	—	180,498	(425,814)	(232,265)	244,880	5,550,576	18,496

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

				For the Period 1/1/2013 through 6/30/2013					Fair Value 6/30/2013	For the Period 1/1/2013 through 6/30/2013
Investment Funds	Shares 12/31/2012	Shares 6/30/2013	Fair Value 12/31/2012	Redemptions In-Kind	Cost of Purchases	Cost of Sales*	Realized Gain (Loss) on Investments	Change in Unrealized Appreciation/ Depreciation		Interest/ Dividend Income
Private Equity Investment Fund V, L.P.**			$38,463,168	$—	$1,722,700	$(1,607,929)	$761,971	$1,654,711	$40,994,621	$30,038
Providence MBS Fund L.P.			110,686,933	—	—	(60,000,000)	16,568,567	(13,910,920)	53,344,580	—
Q Funding III, L.P.			6,954,231	—	—	(1,586,081)	256,961	3,820	5,628,931	—
Saints Capital VI, L.P.			19,331,961	—	139,432	(950,513)	502,526	(263,405)	18,760,001	—
SBC Latin America Housing US Fund, L.P.			4,390,948	—	1,393,000	—	—	624,033	6,407,981	—
Sovereign Capital Limited Partnership III			8,448,021	—	1,900,772	—	—	(734,702)	9,614,091	—
Trivest Fund IV, L.P.			18,805,260	—	3,886,230	(2,067,571)	—	878,250	21,502,169	982,749
Trustbridge Partners II, L.P.			18,128,802	—	—	—	—	798,691	18,927,493	—
Trustbridge Partners III, L.P.			30,761,365	—	250,120	(4,242,572)	1,904,565	(3,853,729)	24,819,749	210,557
Tuckerbrook SB Global Distressed Fund I, L.P.			5,734,262	—	—	(575,000)	—	700,707	5,859,969	—
Tybourne Equity (U.S.) Fund			41,247,237	—	—	—	—	1,976,623	43,223,860	—
Velite Energy, L.P.			52,142,437	—	—	—	—	(4,450,840)	47,691,597	—
Westview Capital Partners II, L.P.			20,785,579	—	311,119	—	—	2,682,425	23,779,123	—

			$1,095,449,093	$566,761	$229,418,907	$(168,292,993)	$23,316,374	$(2,371,471)	$1,178,086,671	$2,655,038

*	Sales include return of capital.
**	Voting rights have been waived for this investment.

(6) FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment Funds in which the Master Fund invests trade various derivative securities and other financial instruments, and enter into various investment activities with off-balance sheet risk both as an investor and as a principal. The Master Fund’s risk of loss in these Investment Funds is limited to the value of its investment in, or commitment to, such Investment Funds. In addition, the Master Fund may invest directly in derivative securities or other financial instruments to gain greater or lesser exposure to a particular asset class.

(7) DUE FROM BROKERS

The Master Fund conducts business with brokers for its investment activities. The clearing and depository operations for the investment activities are performed pursuant to agreements with the brokers. The Master Fund is subject to credit risk to the extent any broker with whom the Master Fund conducts business is unable to deliver cash balances or securities, or clear security transactions on the Master Fund’s behalf. The Master Fund monitors the financial condition of the brokers with which the Master Fund conducts business and believes the likelihood of loss under the aforementioned circumstances is remote.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(8) ADMINISTRATION AGREEMENT

In consideration for administrative, accounting, and recordkeeping services, the Master Fund pays the Administrator a monthly administration fee based on the month-end partners’ capital of the Master Fund. The Master Fund is charged, on an annual basis, 6 basis points on partners’ capital of up to $2 billion, 5 basis points on partners’ capital between the amounts of $2 billion and $5 billion, 2 basis points on partners’ capital between the amounts of $5 billion and $15 billion, and 1.25 basis points for amounts over $15 billion. The administration fee is payable monthly in arrears. The Administrator also provides the Master Fund with legal, compliance, transfer agency, and other investor related services at an additional cost.

The administration fees are paid out of the Master Fund’s assets, which decreases the net profits or increases the net losses of the partners in the Master Fund. As of June 30, 2013, the Master Fund had $2,696,196,025 in partners’ capital. The total administration fee incurred for the six months ended June 30, 2013, was $870,035.

(9) RELATED PARTY TRANSACTIONS

(a) INVESTMENT MANAGEMENT FEE

In consideration of the advisory and other services provided by the Adviser to the Master Fund pursuant to the Investment Management Agreement, the Master Fund pays the Adviser an investment management fee (the “Investment Management Fee”), equal to 1.00% on an annualized basis of the Master Fund’s partners’ capital calculated based on the Master Fund’s partners’ capital at the end of each month, payable quarterly in arrears. The Investment Management Fee decreases the net profits or increases the net losses of the Master Fund that are credited to or debited against the capital accounts of its partners. For the six months ended June 30, 2013, $15,217,806 was incurred for Investment Management Fees.

(b) PLACEMENT AGENTS

The Master Fund may engage one or more placement agents (each, a “Placement Agent”) to solicit investments in the Master Fund. Salient Capital, L.P., an affiliate of the Adviser, is a broker-dealer who has been engaged by the Master Fund to serve as a Placement Agent. A Placement Agent may engage one or more sub-placement agents. The Adviser or its affiliates may pay a fee out of their own resources to Placement Agents and sub-placement agents. As of June 30, 2013, the two largest non-affiliated sub-placement agents service approximately 82.61% of the feeder funds assets which are invested in the Master Fund. To the extent that substantial numbers of investors have a relationship with a particular sub-placement agent, such sub-placement agent may have the ability to influence investor behavior, which may affect the Master Fund.

(10) CREDIT FACILITY

As a fundamental policy, the Master Fund may borrow up to, but not more than, 25% of the partners’ capital of the Master Fund (at the time such borrowings were made and after taking into account the investment and/or deployment of such proceeds) for the purpose of making investments, funding redemptions and for other working capital and general Master Fund purposes. For purposes of the Master Fund’s investment restrictions and certain investment limitations under the 1940 Act, including for example, the Master Fund’s leverage limitations, the Master Fund will not “look through” Investment Funds in which the Master Fund invests. Investment Funds may also use leverage, whether through borrowings, futures, or other derivative products and are not subject to the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

Master Fund’s investment restrictions. However, such borrowings by Investment Funds are without recourse to the Master Fund and the Master Fund’s risk of loss is limited to its investment in such Investment Funds, other than for some Investment Funds in which the Master Fund has made a capital commitment, for which the risk of loss is limited to the Master Fund’s total capital commitment. For some Investment Funds in which the Master Fund has made a capital commitment that will be funded over a period of time, such as private equity, private energy and real estate funds, the Master Fund, in certain instances, may commit to fund more than its initial capital commitment. The rights of any lenders to the Master Fund to receive payments of interest or repayments of principal will be senior to those of the partners, and the terms of any borrowings may contain provisions that limit certain activities of the Master Fund.

The Master Fund maintained a line of credit agreement (the “Agreement”) with Deutsche Bank Aktiengesellschaft which provided a $500,000,000 credit facility, with available borrowing capacity subject to collateral allocation ratios as defined in the Agreement. Borrowings under the Agreement were secured by the Master Fund’s investments. The Agreement provided for a commitment fee of 0.65% plus interest accruing on any borrowed amounts at the three-month London Interbank Offered Rate (LIBOR) plus a spread of 1.10% per annum, payable quarterly in arrears. At the discretion of the Master Fund, the Agreement with Deutsche Bank was terminated in May 2013. There were no borrowings during the six months ended June 30, 2013.

(11) FINANCIAL HIGHLIGHTS

	Six Months Ended June 30, 2013 (Unaudited)	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010	Year ended December 31, 2009	Year ended December 31, 2008
Net investment loss to average partners’ capital(1)	(0.94)%	(0.81)%	(0.75)%	(0.84)%	(0.95)%	(1.19)%
Expenses to average partners’ capital(1),(2)	1.39%	1.49%	1.27%	1.19%	1.20%	1.54%
Portfolio turnover(3)	11.29%	20.88%	26.72%	26.71%	27.40%	29.19%
Total return(4)	(2.00)%	2.50%	(3.18)%	9.52%	14.96%	(23.46)%
Partners’ capital, end of period (000s)	$2,696,196	$3,071,734	$4,301,279	$5,355,785	$5,212,611	$4,663,185

An investor’s return (and operating ratios) may vary from those reflected based on the timing of capital transactions.

(1)

Ratios are calculated by dividing the indicated amount by average partners’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

(2)

Expense ratios do not include expenses of acquired funds that are paid indirectly by the Master Fund as a result of its ownership in the underlying funds. Expenses include U.S. offshore withholding tax, which is only allocable to investors investing through the offshore feeder funds.

(3)	Not annualized for periods less than twelve months.
(4)	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Notes to Financial Statements, continued

June 30, 2013

(Unaudited)

(12) SUBSEQUENT EVENTS

The Master Fund accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $15,004 for July 2013.

On August 13, 2013, the Commodities Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting Securities and Exchange Commission (the “SEC”) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

Previously, in November 2012, the CFTC issued relief for fund of fund operators, including advisers to registered investment companies, that may otherwise be required to register with the CFTC as commodity pool operators but do not have access to information from the investment funds in which they are invested in order to determine whether such registration is required. This relief delayed the registration date for such operators until the later of June 30, 2013 or six months from the date the CFTC issues revised guidance on the application of certain thresholds with respect to investments in commodities held by funds of funds. In December 2012, The Master Fund filed as required with the CFTC in order to claim this no-action relief, which was effective upon receipt of the filing. Although the CFTC now has adopted harmonization rules applicable to investment companies that are deemed to be commodity pools, the CFTC has not yet issued guidance on how fund of funds are to determine whether they are deemed to be commodity pools. As of August 13, 2013, the Master Fund is not considered a commodity pool and continues to rely on the fund of fund no-action relief.

Based on the partners’ capital of the Master Fund, the Adviser recommended to the Board that a tender offer in an amount of up to $142.8 million be made for the quarter ending September 30, 2013 to those partners who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and partners in the Master Fund were notified of a tender offer with an August 21, 2013 expiration date (“Expiration Date”). As of this filing, the amount of partners’ Interests elected to tender was approximately $1.5 billion. The Adviser, in its discretion, will pro rate the amount elected to be tendered in accordance with the Master Fund’s repurchase procedures. The final amount that is accepted by the Master Fund will appear in the next report to partners.

Management of the Master Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2013.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information

June 30, 2013

(Unaudited)

Directors and Officers

The Master Fund’s operations are managed under the direction and oversight of the Board. Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Fund who are responsible for the Master Fund’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.

Compensation for Directors

The Master Fund, The Endowment Registered Fund, L.P., The Endowment Institutional Fund, L.P, and The Endowment Institutional TEI Fund W, L.P., together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $38,000, paid quarterly, an annual Board meeting fee of $15,000, a fee of $1,250 per informal Board meeting, a fee of $1,250 per telephonic Board meeting, an annual fee of $4,000 for membership on each committee, an annual fee of $5,000 for the audit committee chairman and $2,500 for each other committee chair, each of which is paid quarterly, and an annual fee of $7,500, paid quarterly, to the Lead Independent Director. There are currently six Independent Directors. In the interest of retaining Independent Directors of the highest quality, the Board intends to periodically review such compensation and may modify it as the Board deems appropriate.

Allocation of Investments

The following chart indicates the allocation of investments among the asset classes in the Master Fund as of June 30, 2013:

Asset Class(1)	Fair Value	%
Arbitrage Strategies	$278,160,866	13.21
Domestic Equity	77,108,377	3.66
Energy	222,151,380	10.55
Enhanced Fixed Income	222,119,651	10.55
Global Opportunistic	286,432,300	13.60
Health Care	113,187	0.01
International Equity	57,076,234	2.71
Natural Resources	34,740,903	1.65
Private Equity	685,319,192	32.52
Real Estate	201,992,911	9.59
Call Options Purchased	17,547,604	0.83
Money Market Funds	23,520,718	1.12

Total Investments	$2,106,283,323	100.00

(1)	The complete list of investments included in the following asset class categories is included in the Schedule of Investments of the Master Fund.

Form N-Q Filings

The Master Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Master Fund’s Form N-Q is available on the

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

Securities and Exchange Commission website at http://www.sec.gov. The Master Fund’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting Policies

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-800-725-9456; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

Additional Information

The Master Fund’s private placement memorandum (the “PPM”) includes additional information about Directors of the Master Fund. The PPM is available, without charge, upon request by calling 1-800-725-9456.

Board Consideration of the Investment Management Agreement

At an in-person meeting of the Board held on January 15, 2013 (the “Meeting”), the Board, including the Directors who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), considered and approved the continuation of the Investment Management Agreement (the “Advisory Agreement”) between the Master Fund and the Adviser. In preparation for review of this agreement, the Board requested the Adviser to provide detailed information which the Board determined to be reasonably necessary to evaluate the agreement. On January 10, 2013, the Independent Directors met in-person among themselves to review and discuss aspects of these materials, initially with, and later without, representatives of the Adviser being present. At the request of the Independent Directors, on January 10, 2013 and again at the Meeting, the Adviser made extensive presentations regarding the materials and responded to questions from the Independent Directors related to, among other things, portfolio management, the Master Fund’s investment program, the Adviser’s staffing and training program, Master Fund and Adviser compliance programs, Master Fund performance (including benchmarks and comparisons to other funds), Master Fund fee levels, other portfolios (including fees) managed by the Adviser and its affiliates, the Adviser’s profitability, and any economies of scale employed by the Adviser. Further, the Board, including the Independent Directors, took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, including service fee payments, as well as the information specifically prepared in connection with the renewal process. The Adviser received specific requests of the Independent Directors, and provided final responses to such requests in its materials presented at the Meeting. The Independent Directors also took into consideration the Adviser’s recent management changes and portfolio management adjustments. The Independent Directors were assisted at all times by independent counsel.

Following the Board’s review, the Independent Directors concluded that the Advisory Agreement continues to enable the Master Fund’s partners to obtain high quality services at a cost that is appropriate, reasonable, and in the interests of investors. The Board’s decision to renew the Advisory Agreement was not based on any single

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. Upon consideration of these and other factors, the Board also determined:

The nature, extent and quality of the advisory services provided. With respect to the Advisory Agreement, the Board considered: management changes at the Adviser designed to increase Master Fund performance, the background and experience of key investment personnel; the Adviser’s focus on analysis of complex asset categories; the Adviser’s disciplined investment approach and commitment to investment principles; the Adviser’s significant investment in and commitment to personnel, including additional hiring and extensive training; the Adviser’s significant compliance and tax reporting efforts, and oversight of sales; and, the Adviser’s oversight of and interaction with service providers.

The Board concluded that the nature, extent and quality of the management and advisory service provided were appropriate and thus supported a decision to renew the Advisory Agreement. The Board also concluded that the Adviser would be able to provide during the coming year quality of investment management and related services, and that these services are appropriate in scope and extent in light of the Master Fund’s operations, the competitive landscape and investor needs.

The investment performance of the Funds. The Board evaluated the comparative information provided by the Adviser regarding the Master Fund’s investment performance, and information on the performance of other investment funds and various indices, including the relevance of various indices. The Board also considered the various performance reports received throughout the year. The Board concluded that the Adviser was taking significant steps to address the Master Fund’s disappointing investment performance on an absolute basis for the period, it being noted that the Master Fund’s investment performance was similar to many other fund-of-funds for the period. On the basis of the Independent Directors’ assessment, the Independent Directors concluded that the Adviser was capable of generating a level of long-term investment performance that is appropriate in light of the Master Fund’s investment objective, policies and strategies and competitive with comparable funds.

The cost of advisory service provided and the level of profitability. In analyzing the cost of services and profitability of the Adviser, the Board considered the revenues earned and expenses incurred by the Adviser. The Board took into account the significant investment by and cost to the Adviser in additional personnel and service infrastructure to support the Master Fund and its investors. On the basis of the Board’s review of the fees to be charged by the Adviser for investment advisory and related services, the unique nature of the Master Fund’s investment program, the Adviser’s financial information, and the costs associated with managing the Master Fund, the Board concluded that the level of investment management fees and the profitability is appropriate in light of the services provided, the management fees and overall expense ratios of comparable investment companies, and the anticipated profitability of the relationship between the Master Fund and the Adviser.

The extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. While noting that the management fees will not decrease as the level of Master Fund assets increase, the Board concluded that the management fees reflect the Master Fund’s complex operations, the current economic environment for the Adviser, including its continued investment relating to support and monitoring of the Master Fund, planned changes in investment decision-making, and the competitive nature of the investment company market as relevant to the Master Fund. The Board noted that the decrease in the Master Fund’s assets, relative to steady expenses, results in expenses not spread over as large an asset pool. The Board noted that it would have the opportunity to periodically re-examine whether the Master Fund has achieved economies of scale, as well as the appropriateness of management fees payable to the Adviser, in the future.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Supplemental Information, continued

June 30, 2013

(Unaudited)

Benefits (such as soft dollars) to the Adviser from its relationship with the Fund. The Board concluded that other benefits derived by the Adviser from its relationship with the Master Fund, to the extent such benefits are identifiable or determinable, are reasonable and fair, result from the provision of appropriate services to the Master Fund and investors therein, and are consistent with industry practice and the best interests of the Master Fund and its partners. In this regard, the Board noted that the Adviser does not realize “soft dollar” benefits from its relationship with the Master Fund.

Other considerations. The Board determined that the Adviser has made a continuing and substantial commitment both to the recruitment of high quality personnel, monitoring and investment decision-making and provision of investor service, and maintained and expanded the financial, compliance and operational resources reasonably necessary to manage the Master Fund in a professional manner that is consistent with the best interests of the Master Fund and its partners. The Independent Directors also concluded that the Adviser continues to make a significant entrepreneurial commitment to the management and success of the Master Fund.

THE ENDOWMENT MASTER FUND, L.P.

(A Limited Partnership)

Privacy Policy

The Master Fund recognizes the importance of securing personal financial information. It is our policy to safeguard any personal and financial information that may be entrusted to us. The following is a description of the Master Fund’s policy regarding disclosure of nonpublic personal information.

We collect nonpublic personal information as follows:

We collect information about our investors, including, but not limited to, the investor’s name, address, telephone number, e-mail address, social security number and date of birth. We collect that information from subscription agreements, other forms of correspondence that we receive from investors, from personal conversations and from affiliated entities as permitted by law.

We receive information about investor transactions with us, including, but not limited to, account number, account balance, investment amounts, withdrawal amounts and other financial information.

We are permitted by law to disclose nonpublic information we collect, as described above, to the Master Fund’s service providers, including the Master Fund’s investment adviser, sub-advisers, servicing agent, independent administrator, custodian, legal counsel, accountant and auditor. We do not disclose any nonpublic information about our current or former investors to nonaffiliated third parties, except as required or permitted by law. We restrict access to investor nonpublic personal information to those persons who require such information to provide products or services to investors. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard investors’ nonpublic personal information.

If an investor’s investment relationship with the Master Fund involves a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of such investor’s financial intermediary would govern how any nonpublic personal information would be shared by them with nonaffiliated third parties.

Independent Directors

Jonathan P. Carroll

Dr. Bernard Harris

Richard C. Johnson

G. Edward Powell

Scott E. Schwinger

Karin B. Bonding

Interested Directors and Officers

A. Haag Sherman, Director

John A. Blaisdell, Director and Co-Principal Executive Officer

Andrew B. Linbeck, Director and Co-Principal Executive Officer

John E. Price, Treasurer and Principal Financial Officer

Adam L. Thomas, Secretary

Paul A. Bachtold, Chief Compliance Officer

Investment Adviser

Endowment Advisers, L.P.

Houston, TX

Fund Administrator and Transfer Agent

Citi Fund Services Ohio, Inc.

Columbus, OH

Custodian

J.P. Morgan Chase Bank, N.A.

Greenwich, CT

Independent Registered Public Accounting Firm

KPMG LLP

Columbus, OH

Legal Counsel

K&L Gates LLP

Boston, MA

THE ENDOWMENT FUND™
DEMOCRATIZING INVESTING

4265 San Felipe
Suite 800
Houston, Texas 77027
Tel 800-725-9456
Fax 713-993-4698

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Endowment TEI Fund, L.P.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 26, 2013

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ John A. Blaisdell
John A. Blaisdell
Co-Principal Executive Officer

Date: August 26, 2013

By (Signature and Title)	/s/ Andrew B. Linbeck
Andrew B. Linbeck
Co-Principal Executive Officer

Date: August 26, 2013

By (Signature and Title)	/s/ John E. Price
John E. Price
Principal Financial Officer

Date: August 26, 2013